UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06377

BNY Mellon Municipal Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/29/24

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon AMT-Free Municipal Bond Fund

SEMI-ANNUAL REPORT February 29, 2024

IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.

If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at www.bnymellonim.com/us and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2023, through February 29, 2024, as provided by Daniel Rabasco and Thomas Casey, portfolio managers of Insight North America LLC, the fund’s sub-adviser.

Market and Fund Performance Overview

For the six-month period ended February 29, 2024, BNY Mellon AMT-Free Municipal Bond Fund’s (the “fund”) Class A shares achieved a total return of 4.43%, Class C shares returned 4.02%, Class I shares returned 4.55%, Class Y shares returned 4.58% and Class Z shares returned 4.58%.1 In comparison, the fund’s benchmark, the Bloomberg U.S. Municipal Bond Index (the “Index”), produced a total return of 4.33%.2

Municipal bonds posted modest gains over the reporting period as concerns about inflation and interest-rate hikes by the Federal Reserve (the “Fed”) eased. The fund’s Class A, I, Y and Z shares outperformed the Index mainly due to its duration positioning.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

To pursue its goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by the sub-adviser. The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade (“high yield” or “junk” bonds), or the unrated equivalent as determined by the sub-adviser.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

▪ Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.

▪ Actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Market Benefits from Easing Inflation, Anticipated Rate Cuts and Favorable Technicals

The municipal bond market surged late in 2023 as inflation continued to ease, and investors looked increasingly to anticipated interest-rate reductions by the Fed. This resulted in strong inflows to municipal mutual funds beginning in 2024, resulting in favorable technical conditions as demand outpaced supply.

Prior to the reporting period, the Fed’s reiteration of its “higher-for-longer” stance caused some turmoil, but a strong rebound began in mid-October 2023 as investors increasingly felt that inflation would continue to trend downward, and that the Fed was likely to begin cutting interest rates sometime in 2024. Strong fundamentals among municipal bond issuers added to the market’s appeal, as did attractive yields.

The surprisingly strong economy, including a robust labor market, bolstered the case that the Fed would achieve a “soft landing” — taming inflation while avoiding a recession or high unemployment. The U.S. economy surprised investors in 2023, growing by a 4.9% annualized rate in the third quarter, followed by a 3.2% annualized rate in the fourth quarter. But it also pushed the likely timetable for rate cuts further out in 2024.

The Fed refrained from raising the federal funds rates during the period, having hiked seven times in 2022 and four more times in 2023. Although inflation continued to trend downward during the period, it remained above the Fed’s 2% target. The core personal consumption expenditures index, which excludes food and energy prices, fell to a 3.8% annualized rate in the third quarter of 2023, followed by 3.2% in the fourth quarter.

But the relative stubbornness of inflation further raised the odds that rate cuts anticipated to occur in early-to-mid 2024 would be postponed. The Consumer Price Index rose in January and February from levels seen in the fourth quarter of 2023. The Producer Price Index, a measure of inflation at the wholesale level, also rose in January and February, after edging down in December 2023.

This caused the market to move sideways during the first months of 2024. However, this kept valuations at attractive levels, extending the opportunity for interested investors.

Long Duration Helped Performance

The fund outperformed the Index during the reporting period due largely to favorable duration positioning. The fund’s duration was long versus the Index, and this supported returns as interest rates declined. The fund’s performance was also driven by sector positioning. An underweight to local general obligation bonds was beneficial as were overweights to continuing care and retirement centers and to industrial development bonds.

Performance was hampered by certain allocation decisions, with overweights to hospitals, housing and tobacco being especially detrimental. Security selection also detracted, especially in the tobacco, special tax, hospital and airport sectors. The fund did not make use of derivatives during the period.

Emphasizing Longer Duration

We plan to keep the fund’s duration long relative to the Index as we believe this will benefit performance when the Fed cuts the federal funds rate later this year, as is widely expected. Near-term, we expect the normal seasonal weakness to occur when new issue supply increases and when investors could also liquidate some holdings to pay for taxes. We anticipate that we will be able to capitalize on this market weakness to add bonds issued by fundamentally sound issuers which provide incremental yield and the potential for price appreciation or spread tightening.

March 15, 2024

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Neither Class I, Class Y nor Class Z shares are subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes. Capital gains, if any, are fully taxable. The fund’s returns reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through December 29, 2024, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg U.S. Municipal Bond Index covers the USD-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds involve increased credit and liquidity risks compared with investment-grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon AMT-Free Municipal Bond Fund from September 1, 2023 to February 29, 2024. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 29, 2024

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.46	$7.30	$2.19	$2.03	$2.70
Ending value (after expenses)	$1,044.30	$1,040.20	$1,045.50	$1,045.80	$1,045.80

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 29, 2024

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.42	$7.22	$2.16	$2.01	$2.66
Ending value (after expenses)	$1,021.48	$1,017.70	$1,022.73	$1,022.87	$1,022.23
†

Expenses are equal to the fund’s annualized expense ratio of .68% for Class A, 1.44% for Class C, .43% for Class I, .40% for Class Y and .53% for Class Z, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 29, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $3,034,329)	3.63	5/20/2033	2,764,538		2,603,184

Long-Term Municipal Investments - 98.6%
Alabama - 2.4%
Auburn University, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2036	1,000,000		1,005,174
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	3,555,000		3,609,119
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2032	2,665,000		2,830,120
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2049	1,500,000		1,614,647
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	5,600,000		6,124,948
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.)	2.00	10/1/2024	1,875,000	[a]	1,852,406
Southeast Energy Authority, A Cooperative District, Revenue Bonds (Project No. 2) Ser. B	4.00	12/1/2031	1,000,000	[a]	1,005,282
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	5,000,000	[a]	5,012,546
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2037	3,595,000		3,704,636
				26,758,878
Arizona - 2.5%
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2050	1,655,000		1,547,473
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2051	10,000,000		9,303,425
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	2,415,000		2,357,472

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Arizona - 2.5% (continued)
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2048	2,085,000		2,071,784
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2036	1,750,000	[b]	1,773,447
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	2,500,000		2,600,761
Phoenix Civic Improvement Corp., Revenue Bonds	4.00	7/1/2044	4,000,000		3,957,648
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (Downtown Phoenix Student Housing) Ser. A	5.00	7/1/2037	1,000,000		1,024,362
The University of Arizona, Revenue Bonds, Refunding (Stimulus Plan for Economic & Educational Development)	5.00	8/1/2037	615,000		683,418
The University of Arizona, Revenue Bonds, Refunding (Stimulus Plan for Economic & Educational Development)	5.00	8/1/2038	3,000,000		3,311,556
				28,631,346
Arkansas - .3%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	3,100,000		3,213,906
California - 2.9%
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	4.00	10/1/2036	5,000,000		5,003,463
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. B	5.00	11/15/2046	2,810,000		2,875,568
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	2,868,668		2,710,750
California Housing Finance Agency, Revenue Bonds, Ser. A	3.25	8/20/2036	1,930,510		1,771,204

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
California - 2.9% (continued)
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (Orchard Park) (Insured; Build America Mutual)	5.00	5/15/2026	350,000		362,092
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.00	12/1/2033	1,000,000	[b]	1,027,870
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Tobacco Settlement Asset) Ser. B	5.00	6/1/2051	6,000,000		6,297,797
Los Angeles Department of Airports, Revenue Bonds (Sustainable Bond)	5.25	5/15/2047	5,000,000		5,386,256
San Francisco City & County Public Utilities Commission Power, Revenue Bonds, Refunding, Ser. B	4.00	11/1/2051	2,780,000		2,769,130
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2045	2,600,000		2,651,145
South San Francisco Unified School District, GO	4.00	9/1/2052	2,195,000		2,193,971
				33,049,246
Colorado - 2.3%
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities)	5.00	12/1/2043	6,885,000		6,955,035
Colorado Health Facilities Authority, Revenue Bonds, Refunding (AdventHealth Obligated Group)	5.00	11/19/2026	510,000	[a,c]	536,338
Colorado Health Facilities Authority, Revenue Bonds, Refunding (AdventHealth Obligated Group)	5.00	11/19/2026	5,025,000	[a]	5,263,103
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2044	3,000,000		3,130,707
Colorado Health Facilities Authority, Revenue Bonds, Refunding (School Health System) Ser. A	4.00	1/1/2036	2,525,000		2,604,793
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2043	4,000,000		4,255,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Colorado - 2.3% (continued)
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,500,000		1,539,118
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2034	2,000,000		2,084,192
				26,368,436
Connecticut - 10.6%
Connecticut, GO (Sustainable Bond) Ser. F	5.00	11/15/2042	2,000,000		2,245,252
Connecticut, GO, Ser. 2021 A	5.00	1/15/2041	2,050,000		2,265,515
Connecticut, GO, Ser. C	5.00	6/15/2038	1,000,000		1,071,666
Connecticut, Revenue Bonds, Ser. A	4.00	9/1/2035	5,000,000		5,041,975
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2037	2,500,000		2,628,829
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2036	1,000,000		1,063,782
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2038	1,000,000		1,106,692
Connecticut Bradley International Airport, Revenue Bonds, Ser. A	5.00	7/1/2049	2,500,000		2,562,170
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A	5.00	9/1/2053	1,500,000	[b]	1,233,269
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A	5.00	9/1/2046	1,000,000	[b]	863,060
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Covenant Home) Ser. B	5.00	12/1/2040	4,020,000		4,040,102
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Fairfield University) Ser. Q1	5.00	7/1/2046	1,000,000		1,016,900
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Fairfield University) Ser. U	4.00	7/1/2052	2,000,000		1,899,501
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Obligated Group)	5.00	7/1/2045	2,500,000		2,525,041
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Obligated Group) Ser. A	4.00	7/1/2040	500,000		487,962

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Connecticut - 10.6% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Project) Ser. A	4.00	7/1/2046	945,000	889,445
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Greenwich Academy) Ser. G	4.00	3/1/2041	1,170,000	1,192,444
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Hartford University) Ser. P	5.38	7/1/2052	1,000,000	934,573
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Stamford Hospital Obligated Group) Ser. K	4.00	7/1/2046	2,270,000	2,069,291
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. L1	4.00	7/1/2046	2,000,000	1,940,496
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. L	5.00	7/1/2036	5,000,000	5,098,162
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. M	5.00	7/1/2036	200,000	205,833
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Sacred Heart University) Ser. I1	5.00	7/1/2042	2,000,000	2,035,192
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Choate Rosemary Hall Foundation) Ser. F	4.00	7/1/2042	1,110,000	1,114,888
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Greenwich Academy) (Insured; Assured Guaranty Municipal Corp.) Ser. E	5.25	3/1/2032	6,880,000	7,777,493
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2030	865,000	893,676
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2029	500,000	514,586

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Connecticut - 10.6% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Trustees of Trinity College) Ser. R	4.00	6/1/2045	2,300,000		2,249,414
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The University of Hartford)	5.00	7/1/2034	425,000		427,733
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trinity Health Corp. Obligated Group)	5.00	12/1/2045	7,500,000		7,649,365
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (University of New Haven)	5.00	7/1/2036	1,000,000		1,020,155
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. S	4.00	6/1/2046	2,250,000		2,197,251
Connecticut Higher Education Supplement Loan Authority, Revenue Bonds, Ser. B	3.25	11/15/2036	1,350,000		1,229,879
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. D1	3.00	5/15/2051	2,745,000		2,658,808
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	1,455,000		1,449,314
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	3.25	5/15/2044	3,295,000		3,218,804
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	4.00	11/15/2047	1,390,000		1,383,565
Greater New Haven Water Pollution Control Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	8/15/2035	25,000		25,012
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	4,000,000	[b]	4,037,257
New Haven, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2039	3,000,000		3,202,654
New Haven, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	8/15/2026	610,000		625,030
New Haven, GO, Ser. A	5.25	8/1/2027	1,740,000		1,842,533

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Connecticut - 10.6% (continued)
Norwalk, GO, Ser. A	3.00	7/15/2037	1,070,000	1,008,355
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2038	3,500,000	3,635,367
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2037	3,430,000	3,573,236
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B1	5.00	8/1/2041	2,445,000	2,611,736
The Metropolitan District, GO, Refunding, Ser. A	4.00	9/1/2039	4,000,000	4,090,704
The Metropolitan District, GO, Ser. A	4.00	7/15/2035	1,275,000	1,322,403
University of Connecticut, Revenue Bonds, Ser. A	5.25	11/15/2047	4,000,000	4,269,883
Waterbury, GO, Ser. A	4.00	2/1/2045	5,750,000	5,661,090
Waterbury, GO, Ser. A	4.00	2/1/2039	2,200,000	2,238,848
Waterbury, GO, Ser. A	5.00	11/15/2038	2,500,000	2,648,576
				118,994,767
District of Columbia - .5%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. A	5.00	10/1/2037	2,000,000	2,139,327
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	7/15/2039	3,500,000	3,565,536
				5,704,863
Florida - 4.3%
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2042	1,000,000	1,044,951
Escambia County, Revenue Bonds	5.00	10/1/2046	2,500,000	2,613,373
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2035	1,500,000	1,546,431
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2028	1,250,000	1,289,596
Florida Housing Finance Corp., Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. 2	3.00	7/1/2051	1,465,000	1,423,805
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2032	1,360,000	1,322,763

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Florida - 4.3% (continued)
Gainesville Utilities System, Revenue Bonds, Ser. A	5.00	10/1/2037	2,000,000	2,124,636
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport)	5.00	10/1/2034	2,110,000	2,344,721
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport) Ser. A	5.00	10/1/2044	3,500,000	3,512,133
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	3,000,000	2,729,741
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2037	2,850,000	2,888,251
JEA Water & Sewer System, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000	1,534,497
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	4,500,000	4,500,218
Mid-Bay Bridge Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2040	1,500,000	1,512,845
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	7,455,000	6,972,653
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2037	1,000,000	1,060,632
Polk County Utility System, Revenue Bonds, Refunding	4.00	10/1/2043	2,700,000	2,712,358
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2034	5,650,000	5,855,155
Tampa, Revenue Bonds (BayCare Obligated Group) Ser. A	5.00	11/15/2046	1,000,000	1,017,292
				48,006,051
Georgia - 3.5%
Atlanta Water & Wastewater, Revenue Bonds, Refunding	5.00	11/1/2041	1,100,000	1,154,367
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,000,000	1,044,846
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2034	2,800,000	2,939,663
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2038	1,100,000	1,152,078

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Georgia - 3.5% (continued)
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2055	3,500,000		3,637,752
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	3,000,000		3,094,562
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	6/1/2030	5,000,000	[a]	5,264,969
Main Street Natural Gas, Revenue Bonds, Ser. B	5.00	6/1/2029	2,000,000	[a]	2,102,771
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	9/1/2026	8,000,000	[a]	8,043,948
Main Street Natural Gas, Revenue Bonds, Ser. C	5.00	9/1/2030	4,250,000	[a]	4,524,988
Main Street Natural Gas, Revenue Bonds, Ser. D	5.00	12/1/2030	3,000,000	[a]	3,165,386
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,750,000		1,788,112
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp.) Ser. A	1.50	2/3/2025	2,000,000	[a]	1,929,427
				39,842,869
Hawaii - .1%
Honolulu City & County, GO, Ser. C	4.00	7/1/2039	1,000,000		1,023,633
Illinois - 6.1%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2029	2,000,000		2,127,610
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000		1,595,761
Chicago Board of Education, GO, Ser. A	6.00	12/1/2049	3,000,000		3,328,864
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,500,000		1,536,563
Chicago II Waterworks, Revenue Bonds	5.00	11/1/2028	1,000,000		1,043,628
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2036	2,500,000		2,808,680
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2034	4,855,000		4,922,446

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Illinois - 6.1% (continued)
Chicago O'Hare International Airport, Revenue Bonds, Ser. A	5.50	1/1/2055	2,000,000		2,158,619
Chicago Park District, GO, Refunding, Ser. A	5.00	1/1/2045	4,000,000		4,262,800
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2037	1,350,000		1,480,264
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2036	5,000,000		5,265,054
Cook County II, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2040	2,500,000		2,472,553
Illinois Finance Authority, Revenue Bonds (Sustainable Bond)	4.00	7/1/2038	4,500,000		4,667,307
Illinois Finance Authority, Revenue Bonds (University of Illinois at Urbana)	5.00	10/1/2049	1,250,000		1,279,791
Illinois Finance Authority, Revenue Bonds, Refunding (Advocate Health Care Project)	4.00	11/1/2030	835,000		849,357
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	1,500,000		1,517,729
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2	5.00	11/15/2026	2,000,000	[a]	2,065,236
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2034	3,000,000		3,041,056
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	4,770,000		4,598,574
Illinois Housing Development Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	4/1/2051	3,865,000		3,750,518
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	1,775,000		2,131,236
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2036	1,500,000		1,548,464
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2035	600,000		612,254
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.00	1/1/2040	6,175,000		6,219,830

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Illinois - 6.1% (continued)
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	1,500,000	1,508,245
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	1,500,000	1,753,397
				68,545,836
Indiana - 1.3%
Ball University, Revenue Bonds, Refunding, Ser. S	4.00	7/1/2035	1,200,000	1,234,542
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group)	5.00	11/15/2036	3,890,000	3,967,176
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,765,000	3,900,584
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds	4.13	2/1/2052	2,640,000	2,599,654
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital & Health Care Services Obligated Group) Ser. A	5.00	1/1/2035	3,400,000	3,419,616
				15,121,572
Iowa - 1.0%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.00	12/1/2050	2,500,000	2,633,686
Iowa Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	1/1/2047	3,630,000	3,517,822
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2032	1,000,000	1,088,275
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2049	1,625,000	1,641,244
PEFA, Revenue Bonds (Gas Project)	5.00	9/1/2026	2,000,000	[a] 2,042,753
				10,923,780
Kentucky - 1.8%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2047	1,660,000	1,660,245
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A1	5.25	2/1/2032	5,750,000	[a] 6,201,811

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Kentucky - 1.8% (continued)
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	2,500,000	[a]	2,498,452
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	8/1/2030	8,070,000	[a]	8,105,965
Louisville & Jefferson County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group) Ser. D	5.00	10/1/2029	1,970,000	[a]	2,144,481
				20,610,954
Louisiana - 2.1%
Lafayette Utilities, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	11/1/2044	1,500,000		1,580,929
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Obligated Group) Ser. A	5.00	7/1/2047	4,250,000		4,324,993
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. B	5.00	5/15/2025	5,400,000	[a]	5,479,399
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	3,500,000		3,576,963
New Orleans Aviation Board, Revenue Bonds (Parking Facilities Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	2,375,000		2,463,815
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2038	1,500,000		1,599,131
New Orleans Aviation Board, Revenue Bonds, Ser. A	5.00	1/1/2045	3,250,000		3,267,381
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	[a]	952,065
				23,244,676
Maryland - .9%
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	5,075,000		5,165,371

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Maryland - .9% (continued)
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health Obligated Group)	5.00	8/15/2038	1,000,000		1,010,737
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2	5.00	7/1/2027	4,000,000	[a]	4,193,056
				10,369,164
Massachusetts - 5.9%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2039	1,000,000		998,865
Massachusetts, GO, Ser. A	5.00	4/1/2047	3,250,000		3,366,869
Massachusetts, GO, Ser. C	3.00	3/1/2047	1,350,000		1,091,244
Massachusetts, GO, Ser. C	5.25	10/1/2052	2,000,000		2,218,171
Massachusetts Development Finance Agency, Revenue Bonds (Baystate Medical Center Obligated Group) Ser. N	5.00	7/1/2034	1,475,000		1,481,305
Massachusetts Development Finance Agency, Revenue Bonds (Boston University) Ser. BB1	4.00	10/1/2046	2,000,000		1,976,771
Massachusetts Development Finance Agency, Revenue Bonds (Caregroup) Ser. J1	5.00	7/1/2043	1,295,000		1,350,090
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2041	1,000,000		1,031,560
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2046	2,000,000		2,045,197
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds)	5.13	11/15/2046	1,500,000	[b]	1,544,971
Massachusetts Development Finance Agency, Revenue Bonds (Seven Hills Foundation & Affiliates Obligated Group) Ser. A	5.00	9/1/2045	1,500,000		1,501,698
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University Project)	4.00	7/1/2046	500,000		441,174

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Massachusetts - 5.9% (continued)
Massachusetts Development Finance Agency, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	2,265,000		2,208,878
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group)	5.00	7/1/2032	500,000		544,500
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston College) Ser. T	5.00	7/1/2042	1,000,000		1,048,363
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group)	4.38	7/1/2052	1,750,000		1,740,008
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group) Ser. E	5.00	7/1/2037	1,000,000		1,022,738
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. H1	5.00	7/1/2033	500,000		508,442
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2037	1,500,000		1,543,626
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (College of the Holy Cross) Ser. A	5.00	9/1/2041	800,000		818,876
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Lahey Health System Obligated Group) Ser. F	5.00	8/15/2040	2,000,000		2,024,009
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2047	1,000,000	[b]	995,845
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2057	1,500,000	[b]	1,443,335
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Orchard Cove Obligated Group)	5.00	10/1/2049	700,000		700,256

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Massachusetts - 5.9% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Salem Community Corp. Obligated Group)	5.25	1/1/2050	1,000,000	876,023
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2041	1,000,000	1,008,745
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2036	450,000	468,942
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000	1,033,309
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	755,000	776,811
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University) Ser. A	4.00	7/1/2045	1,250,000	1,113,442
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2037	1,000,000	1,055,975
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2046	1,000,000	1,011,083
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2031	1,000,000	1,043,137
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2040	1,000,000	1,030,484
Massachusetts Educational Financing Authority, Revenue Bonds	5.00	7/1/2026	1,125,000	1,158,247
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. I	5.00	1/1/2025	1,500,000	1,518,152
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. 220	3.00	12/1/2050	1,505,000	1,461,663

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Massachusetts - 5.9% (continued)
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 218	3.00	12/1/2050	1,055,000		1,025,187
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Project 2015-A) Ser. A	4.00	7/1/2051	1,000,000		980,463
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2042	1,000,000		1,024,792
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2046	2,500,000		2,340,984
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2040	1,215,000		1,303,479
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2044	2,000,000		2,082,611
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2045	1,000,000		1,005,333
Massachusetts Port Authority, Revenue Bonds, Ser. E	5.00	7/1/2040	1,000,000		1,072,822
Massachusetts Transportation Fund, Revenue Bonds	5.00	6/1/2049	1,265,000		1,337,154
Massachusetts Transportation Fund, Revenue Bonds (Sustainable Bond)	5.00	6/1/2050	1,000,000		1,076,154
Massachusetts Transportation Fund, Revenue Bonds, Ser. A	5.00	6/1/2041	1,500,000		1,551,430
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	4.00	11/1/2046	2,505,000		2,509,529
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	5.00	11/1/2050	1,220,000		1,303,977
				65,816,719
Michigan - 3.6%
Great Lakes Water Authority, Revenue Bonds, Ser. B	5.00	7/1/2046	9,995,000		10,217,270
Great Lakes Water Authority, Revenue Bonds, Ser. B	5.25	7/1/2053	2,250,000		2,508,444
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	2,620,000		2,705,235
Lansing Board of Water & Light, Revenue Bonds, Ser. B	2.00	7/1/2026	3,000,000	[a]	2,849,468
Michigan Building Authority, Revenue Bonds, Refunding, Ser. I	5.00	10/15/2045	2,000,000		2,032,343
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2035	1,520,000		1,526,650

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Michigan - 3.6% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Group) Ser. A	5.00	12/1/2042	1,000,000	1,038,329
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. D1	5.00	7/1/2035	1,190,000	1,206,862
Michigan Trunk Line, Revenue Bonds	4.00	11/15/2046	7,180,000	7,181,870
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	2,440,000	2,415,444
Wayne County Airport Authority, Revenue Bonds (Detroit Metropolitan Wayne County Airport)	5.00	12/1/2038	5,000,000	5,385,486
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2029	1,700,000	1,750,021
				40,817,422
Minnesota - .4%
Minnesota Agricultural & Economic Development Board, Revenue Bonds (HealthPartners Obligated Group)	5.25	1/1/2054	2,500,000	2,751,327
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	3.50	7/1/2050	2,025,000	1,992,141
				4,743,468
Mississippi - .2%
Mississippi Home Corp., Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	6/1/2049	2,695,000	2,662,968
Missouri - .4%
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2030	3,000,000	3,046,798
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Lukes Health System Obligated Group) Ser. A	5.00	11/15/2043	1,000,000	1,041,169
				4,087,967

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Nebraska - .8%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2038	3,655,000	3,762,666
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2037	5,050,000	5,211,283
				8,973,949
Nevada - .6%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/15/2037	1,700,000	1,747,927
Clark County School District, GO, Ser. A	5.00	6/15/2039	2,500,000	2,811,210
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	2,000,000	2,065,129
				6,624,266
New Hampshire - .3%
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.00	12/1/2038	665,000	747,504
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	12/1/2039	790,000	896,795
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Covanta Project) Ser. B	4.63	11/1/2042	2,000,000	[b] 1,709,663
				3,353,962
New Jersey - 3.8%
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Project)	5.25	9/15/2029	4,070,000	4,079,373
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	5,000,000	4,904,840
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000	2,140,140
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.50	6/15/2050	5,620,000	6,232,901
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	4.25	6/15/2044	1,000,000	1,013,661

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
New Jersey - 3.8% (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	2,000,000		2,088,683
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.25	6/15/2050	2,500,000		2,740,808
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	13,655,000		13,975,389
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	5,000,000		5,322,304
				42,498,099
New York - 7.8%
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2038	1,100,000		1,232,933
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	5,000,000		5,233,612
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000		4,999,735
New York City, GO, Ser. C	4.00	8/1/2041	1,000,000		1,014,317
New York City, GO, Ser. D1	4.00	3/1/2041	2,000,000		2,027,018
New York City, GO, Ser. D1	4.00	3/1/2050	3,500,000		3,424,166
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. F2	0.60	7/1/2025	980,000	[a]	930,490
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	1/1/2032	1,000,000		1,047,509
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD	4.13	6/15/2047	1,840,000		1,843,422
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2037	1,000,000		1,042,590
New York City Transitional Finance Authority, Revenue Bonds, Ser. D	4.00	11/1/2035	5,000,000		5,296,808
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	4,000,000	[b]	4,001,062

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
New York - 7.8% (continued)
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	2,500,000		2,970,688
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2028	10,000	[c]	11,022
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	4.00	3/15/2040	5,000,000		5,091,912
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2045	5,000,000		4,995,670
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2036	3,380,000		3,572,153
New York State Urban Development Corp., Revenue Bonds (State of New York Personal Income Tax) Ser. A	4.00	3/15/2039	1,480,000		1,521,350
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	4.00	3/15/2042	4,250,000		4,290,106
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	5,535,000		5,481,665
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	4,125,000		4,070,245
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	1,310,000		1,354,614
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2036	2,455,000		2,646,850
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/30/2049	1,000,000		1,050,003
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	5.00	12/1/2035	1,750,000		1,893,665

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
New York - 7.8% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	5.00	1/15/2052	3,000,000	3,146,465
Triborough Bridge & Tunnel Authority, Revenue Bonds (MTA Bridges & Tunnels) Ser. A	5.00	11/15/2049	1,000,000	1,072,225
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	5,000,000	5,264,559
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C	5.25	5/15/2052	2,500,000	2,751,251
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	4,000,000	3,870,271
				87,148,376
North Carolina - 1.0%
Charlotte Airport, Revenue Bonds, Ser. A	5.00	7/1/2042	3,000,000	3,144,605
Greater Asheville Regional Airport Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2029	1,160,000	1,255,778
North Carolina Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 45	3.00	7/1/2051	4,615,000	4,478,238
North Carolina Medical Care Commission, Revenue Bonds (Twin Lakes Community) Ser. A	5.00	1/1/2044	2,000,000	1,972,637
				10,851,258
North Dakota - .2%
University of North Dakota, COP (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/1/2051	2,500,000	2,336,520
Ohio - 1.5%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	8,000,000	7,446,439
Cleveland Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2031	1,000,000	1,014,615
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	2,000,000	2,012,945
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2037	1,315,000	1,412,292

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Ohio - 1.5% (continued)
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2036	1,045,000		1,128,886
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	9/1/2050	3,630,000		3,591,596
				16,606,773
Oklahoma - .4%
Oklahoma Water Resources Board, Revenue Bonds, Ser. B	4.00	10/1/2048	4,500,000		4,455,000
Oregon - 1.0%
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	5.00	6/15/2038	1,750,000		1,876,140
Medford Hospital Facilities Authority, Revenue Bonds, Refunding (Asante Project) Ser. A	5.00	8/15/2045	2,000,000		2,105,002
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2053	6,250,000		6,878,729
				10,859,871
Pennsylvania - 12.5%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2031	2,000,000		2,121,602
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,000,000	[b]	1,000,734
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2033	500,000	[b]	514,351
Allentown School District, GO (Insured; Build America Mutual) Ser. C	5.00	2/1/2037	1,600,000		1,699,808
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2030	2,300,000		2,482,670
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2047	600,000		575,311

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Pennsylvania - 12.5% (continued)
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2042	500,000		492,332
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2050	1,000,000		930,664
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2037	1,920,000		1,920,607
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2032	3,500,000		3,761,002
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2031	1,250,000		1,344,221
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2034	1,000,000		1,073,506
Cumberland County Municipal Authority, Revenue Bonds, Refunding (Diakon Lutheran Social Ministries Obligated Group)	5.00	1/1/2038	495,000		496,752
Cumberland County Municipal Authority, Revenue Bonds, Refunding (Diakon Lutheran Social Ministries Obligated Group)	5.00	1/1/2025	100,000	[c]	101,308
Delaware County Authority, Revenue Bonds (Villanova University)	5.00	8/1/2040	1,000,000		1,013,220
Delaware County Authority, Revenue Bonds, Refunding (Cabrini University)	5.00	7/1/2042	1,000,000		1,013,323
Dover Area School District, GO (Insured; Build America Mutual)	5.00	4/1/2035	1,000,000		1,075,092
East Hempfield Township Industrial Development Authority, Revenue Bonds, Refunding (Willow Valley Communities Project)	5.00	12/1/2039	600,000		607,109
Franklin County Industrial Development Authority, Revenue Bonds (Menno-Haven Project)	5.00	12/1/2049	500,000		410,559
Franklin County Industrial Development Authority, Revenue Bonds, Refunding (Menno-Haven Project)	5.00	12/1/2048	1,000,000		826,107

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Pennsylvania - 12.5% (continued)
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	3,000,000	[a]	3,106,221
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2030	1,000,000	[a]	1,082,735
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group) Ser. A	5.00	6/1/2041	2,500,000		2,504,362
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.13	7/1/2037	1,000,000		950,327
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Villages of the Grand Lodge of Pennsylvania)	5.00	11/1/2035	1,000,000		1,009,137
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2046	9,185,000		9,381,275
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2042	1,800,000		1,846,972
Lehigh County General Purpose Authority, Revenue Bonds (Lehigh Valley Academy Regional Charter School)	4.00	6/1/2052	1,000,000		832,328
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	1,750,000	[a]	1,594,068
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Philadelphia Presbytery Homes Project)	5.00	12/1/2047	1,000,000		950,597
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000		1,014,107

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Pennsylvania - 12.5% (continued)
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	8,200,000		8,455,922
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Meadowood Senior Living Project) Ser. A	5.00	12/1/2048	1,000,000		950,899
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Waverly Heights Project)	5.00	12/1/2049	500,000		507,149
Pennsylvania, GO	4.00	3/1/2037	1,525,000		1,564,257
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Sustainable Bond) (Covanta Project)	3.25	8/1/2039	850,000	[b]	630,408
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2057	4,500,000		4,749,336
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Presbyterian Homes Obligated Group)	4.00	7/1/2033	1,750,000		1,755,757
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2034	1,000,000		1,004,563
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	10/15/2041	275,000		273,033
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	10/15/2036	1,250,000		1,404,481
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2041	1,000,000		1,016,763
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2035	1,750,000		1,791,372

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Pennsylvania - 12.5% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2045	1,500,000	1,507,223
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2030	1,000,000	1,013,725
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2031	1,000,000	1,018,685
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.25	12/1/2052	1,000,000	1,104,673
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	3,000,000	3,273,491
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Ser. B	5.25	12/1/2048	5,000,000	5,253,925
Philadelphia, GO, Ser. A	4.00	5/1/2042	1,500,000	1,495,321
Philadelphia Airport, Revenue Bonds, Refunding	5.00	7/1/2031	1,000,000	1,098,173
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2035	2,000,000	2,027,695
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2047	5,040,000	5,192,028
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2047	1,500,000	1,519,596
Philadelphia Gas Works Co., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	8/1/2045	1,000,000	1,007,308
Philadelphia Gas Works Co., Revenue Bonds, Refunding	5.00	8/1/2031	1,000,000	1,020,730
Philadelphia Gas Works Co., Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	8/1/2037	1,290,000	1,335,543
Philadelphia Industrial Development Authority, Revenue Bonds (Housing-University Square Apartments Project)	5.00	12/1/2037	1,205,000	1,238,544
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2045	1,000,000	927,369

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Pennsylvania - 12.5% (continued)
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (Thomas Jefferson University) Ser. A	5.00	9/1/2047	1,000,000	1,016,439
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding, Ser. 2015	5.00	4/1/2045	1,500,000	1,511,091
Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.50	9/1/2048	5,000,000	5,131,492
Philadelphia Water & Wastewater, Revenue Bonds, Ser. C	5.50	6/1/2052	2,000,000	2,231,563
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	2/1/2035	1,000,000	1,137,693
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured: Assured Guaranty Municipal Corp.) Ser. B	4.00	9/1/2034	1,305,000	1,353,305
Quaker Valley School District, GO, Refunding (Insured; State Aid Withholding)	5.00	10/1/2035	350,000	397,601
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding (WellSpan Health Obligated Group)	5.00	6/1/2044	1,000,000	1,046,241
State Public School Building Authority, Revenue Bonds, Refunding (Harrisburg School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2032	1,525,000	1,589,203
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2040	2,000,000	2,050,611
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2036	1,000,000	1,029,231
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2037	1,000,000	1,022,538
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	9,500,000	10,037,958
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000	1,049,904

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Pennsylvania - 12.5% (continued)
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. B	5.00	9/1/2043	1,000,000	1,042,554
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2035	3,500,000	3,601,410
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2038	995,000	1,016,462
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2026	5,000	[c] 5,266
Westmoreland County Municipal Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	8/15/2042	1,000,000	1,016,797
Wilkes-Barre Finance Authority, Revenue Bonds, Refunding (University of Scranton) Ser. A	5.00	11/1/2034	1,000,000	1,026,967
				140,184,702
South Carolina - 2.8%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2029	2,675,000	2,899,529
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2047	5,500,000	5,619,580
South Carolina Ports Authority, Revenue Bonds, Ser. A	5.00	7/1/2044	10,380,000	10,910,045
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)	5.13	12/1/2043	7,500,000	7,499,648
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	5,000,000	4,519,225
				31,448,027
South Dakota - .2%
South Dakota Housing Development Authority, Revenue Bonds, Refunding, Ser. A	3.75	11/1/2050	2,465,000	2,438,416
Tennessee - 1.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Belmont University)	5.25	5/1/2053	3,500,000	3,782,789

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Tennessee - 1.1% (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2036	1,000,000		1,054,987
Tennergy Corp., Revenue Bonds, Ser. A	4.00	9/1/2028	4,000,000	[a]	4,013,130
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	2,700,000	[a]	2,708,545
Tennessee Housing Development Agency, Revenue Bonds, Refunding, Ser. 3A	3.50	7/1/2050	1,065,000		1,047,771
				12,607,222
Texas - 4.7%
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2031	2,500,000		2,514,067
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2037	1,250,000		1,272,012
Dallas Area Rapid Transit, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2051	3,550,000		3,436,941
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2035	2,000,000		2,096,573
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	2,500,000		2,644,907
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000		4,772,223
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/1/2053	3,010,000		3,214,442
Houston Airport System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2039	4,000,000		4,279,674
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	2,540,000		2,437,170
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2046	3,750,000		4,043,052
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,500,000		1,430,103
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	3,150,000	[b]	3,144,913
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	5,815,000		5,864,323

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Texas - 4.7% (continued)
Plano Independent School District, GO	5.00	2/15/2043	1,500,000	1,664,022
San Antonio Texas Electric & Gas Systems, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2037	1,750,000	1,952,361
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group) Ser. A	5.00	11/15/2045	1,500,000	1,530,633
Texas Department of Housing & Community Affairs, Revenue Bonds (Insured; Government National Mortgage Association) Ser. A	3.50	3/1/2051	1,530,000	1,503,202
Texas Public Finance Authority, Revenue Bonds, Refunding	4.00	2/1/2036	2,675,000	2,761,934
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2045	2,750,000	2,667,121
				53,229,673
U.S. Related - 1.2%
Children's Trust Fund, Revenue Bonds, Refunding, Ser. A	0.00	5/15/2050	17,000,000	[d] 3,198,108
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	8,204,781	8,899,448
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	1,000,000	1,056,442
				13,153,998
Utah - .5%
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2037	1,000,000	1,051,332
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2036	1,350,000	1,424,676
Utah Charter School Finance Authority, Revenue Bonds	5.00	10/15/2043	1,150,000	1,179,487
Utah Telecommunication Open Infrastructure Agency, Revenue Bonds, Refunding	4.38	6/1/2040	1,500,000	1,552,827
				5,208,322
Virginia - 1.0%
Fairfax County, Revenue Bonds, Refunding, Ser. B	3.00	7/15/2036	3,585,000	3,490,337
Virginia College Building Authority, Revenue Bonds (21st Century College & Equipment Programs)	4.00	2/1/2036	2,015,000	2,111,370
Virginia Public Building Authority, Revenue Bonds, Ser. C	5.00	8/1/2030	2,430,000	2,515,616

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Virginia - 1.0% (continued)
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2048	1,220,000		1,200,417
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000		1,604,242
				10,921,982
Washington - 1.8%
Energy Northwest, Revenue Bonds, Refunding (Columbia Generating Station)	5.00	7/1/2040	2,750,000		3,062,297
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. R	2.00	12/1/2025	3,500,000	[a]	3,426,197
Washington, GO, Ser. B	5.00	2/1/2048	4,870,000		5,353,623
Washington Convention Center Public Facilities District, Revenue Bonds, Ser. B	4.00	7/1/2058	3,400,000		3,020,069
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence Health & Services) Ser. A	5.00	10/1/2042	2,500,000		2,500,523
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2043	1,000,000		1,032,232
Washington Housing Finance Commission, Revenue Bonds, Ser. A1	3.50	12/20/2035	1,918,601		1,802,077
				20,197,018
Wisconsin - 2.3%
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,500,000		1,579,568
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. Project)	5.00	3/1/2035	7,000,000		7,198,672
Public Finance Authority, Revenue Bonds, Refunding (Duke Energy Progress) Ser. B	4.00	10/1/2030	5,645,000	[a]	5,748,256
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center Obligated Group) Ser. A	5.00	6/1/2040	4,000,000		4,073,238

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Wisconsin - 2.3% (continued)
Public Finance Authority, Revenue Bonds, Refunding (WakeMed Hospital Obligated Group) Ser. A	5.00	10/1/2044	1,610,000	1,675,778
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	5,000,000	5,329,957
				25,605,469
Total Long-Term Municipal Investments (cost $1,138,053,165)			1,107,241,424
Total Investments (cost $1,141,087,494)			98.9%	1,109,844,608
Cash and Receivables (Net)			1.1%	12,844,686
Net Assets			100.0%	1,122,689,294

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, these securities were valued at $23,920,185 or 2.13% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
Medical	14.7
General	14.3
Education	10.1
Transportation	9.0
Airport	8.0
Water	6.6
General Obligation	6.4
Power	6.1
Nursing Homes	4.4
School District	4.2
Development	4.0
Tobacco Settlement	3.9
Single Family Housing	3.2
Utilities	1.3
Multifamily Housing	1.1
Student Loan	.7
Special Tax	.3
Bond Bank	.2
Facilities	.2
Housing	.1
Prerefunded	.1
Pollution	.0
98.9

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LOC	Letter of Credit
LR	Lease Revenue	NAN	Note Anticipation Notes
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield	OBFR	Overnight Bank Funding Rate
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RIB	Residual Interest Bonds
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	TAN	Tax Anticipation Notes
TRAN	Tax and Revenue Anticipation Notes	TSFR	Term Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield	U.S. T-BILL	U.S. Treasury Bill
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,141,087,494	1,109,844,608
Cash		345,837
Interest receivable		12,864,647
Receivable for shares of Common Stock subscribed		1,410,312
Prepaid expenses		78,563
		1,124,543,967
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		438,966
Payable for shares of Common Stock redeemed		1,213,020
Directors’ fees and expenses payable		38,997
Other accrued expenses		163,690
		1,854,673
Net Assets ($)		1,122,689,294
Composition of Net Assets ($):
Paid-in capital		1,184,116,846
Total distributable earnings (loss)		(61,427,552)
Net Assets ($)		1,122,689,294

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	437,990,694	5,422,780	330,721,229	110,146,171	238,408,420
Shares Outstanding	32,720,041	405,076	24,698,072	8,226,456	17,797,874
Net Asset Value Per Share ($)	13.39	13.39	13.39	13.39	13.40

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2024 (Unaudited)

Investment Income ($):
Interest Income	19,131,922
Expenses:
Management fee—Note 3(a)	1,942,065
Shareholder servicing costs—Note 3(c)	910,145
Professional fees	54,108
Registration fees	46,912
Directors’ fees and expenses—Note 3(d)	46,060
Prospectus and shareholders’ reports	24,056
Distribution fees—Note 3(b)	20,812
Loan commitment fees—Note 2	13,830
Custodian fees—Note 3(c)	9,707
Chief Compliance Officer fees—Note 3(c)	6,976
Miscellaneous	41,381
Total Expenses	3,116,052
Less—reduction in expenses due to undertaking—Note 3(a)	(872)
Less—reduction in fees due to earnings credits—Note 3(c)	(32,810)
Net Expenses	3,082,370
Net Investment Income	16,049,552
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(3,998,389)
Net change in unrealized appreciation (depreciation) on investments	35,875,406
Net Realized and Unrealized Gain (Loss) on Investments	31,877,017
Net Increase in Net Assets Resulting from Operations	47,926,569

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations ($):
Net investment income	16,049,552	29,485,759
Net realized gain (loss) on investments	(3,998,389)	(16,247,487)
Net change in unrealized appreciation (depreciation) on investments	35,875,406	(3,290,652)
Net Increase (Decrease) in Net Assets Resulting from Operations	47,926,569	9,947,620
Distributions ($):
Distributions to shareholders:
Class A	(5,955,238)	(10,299,705)
Class C	(55,292)	(116,201)
Class I	(6,417,616)	(13,431,474)
Class Y	(129,636)	(360)
Class Z	(3,450,042)	(5,637,046)
Total Distributions	(16,007,824)	(29,484,786)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	18,363,424	35,201,767
Class C	508,090	972,594
Class I	82,575,173	222,243,440
Class Y	110,442,108	-
Class Z	2,007,321	2,337,082
Net assets received in connection with reorganization—Note 1	-	334,660,037
Distributions reinvested:
Class A	5,174,134	8,903,102
Class C	48,743	97,340
Class I	5,981,707	12,646,824
Class Y	129,480	130
Class Z	2,693,082	4,372,025
Cost of shares redeemed:
Class A	(41,840,920)	(82,878,050)
Class C	(1,371,988)	(3,457,892)
Class I	(222,850,455)	(296,116,606)
Class Y	(594,671)	(19,706)
Class Z	(19,944,340)	(28,237,478)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(58,679,112)	210,724,609
Total Increase (Decrease) in Net Assets	(26,760,367)	191,187,443
Net Assets ($):
Beginning of Period	1,149,449,661	958,262,218
End of Period	1,122,689,294	1,149,449,661

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	1,410,729	2,708,689
Shares issued in connection with reorganization—Note 1	-	12,458,568
Shares issued for distributions reinvested	396,950	682,406
Shares redeemed	(3,232,276)	(6,339,930)
Net Increase (Decrease) in Shares Outstanding	(1,424,597)	9,509,733
Class Ca,b
Shares sold	38,362	74,957
Shares issued in connection with reorganization—Note 1	-	71,619
Shares issued for distributions reinvested	3,745	7,475
Shares redeemed	(106,720)	(265,733)
Net Increase (Decrease) in Shares Outstanding	(64,613)	(111,682)
Class I
Shares sold	6,291,479	17,028,202
Shares issued in connection with reorganization—Note 1	-	1,483,868
Shares issued for distributions reinvested	459,158	970,333
Shares redeemed	(16,908,442)	(22,763,956)
Net Increase (Decrease) in Shares Outstanding	(10,157,805)	(3,281,553)
Class Y
Shares sold	8,260,477	-
Shares issued in connection with reorganization—Note 1	-	710
Shares issued for distributions reinvested	9,670	10
Shares redeemed	(44,474)	(1,518)
Net Increase (Decrease) in Shares Outstanding	8,225,673	(798)
Class Z
Shares sold	152,050	178,356
Shares issued in connection with reorganization—Note 1	-	11,080,968
Shares issued for distributions reinvested	206,675	334,458
Shares redeemed	(1,526,500)	(2,156,847)
Net Increase (Decrease) in Shares Outstanding	(1,167,775)	9,436,935

[a]

During the period ended February 29, 2024, 14,539 Class A shares representing $194,360 were exchanged for 14,537 Class I shares and during the period ended August 31, 2023, 2,511 Class A shares representing $33,199 were exchanged for 2,509 Class I shares.

[b]	During the period ended August 31, 2023, 673 Class C shares representing $8,995 were automatically converted to 673 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
February 29, 2024			Year Ended August 31,
Class A Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	12.99	13.14	14.82	14.60	14.62	13.84
Investment Operations:
Net investment income[a]	.18	.33	.28	.29	.33	.36
Net realized and unrealized gain (loss) on investments	.40	(.15)	(1.65)	.22	.01	.78
Total from Investment Operations	.58	.18	(1.37)	.51	.34	1.14
Distributions:
Dividends from net investment income	(.18)	(.33)	(.28)	(.29)	(.33)	(.36)
Dividends from net realized gain on investments	-	-	(.03)	-	(.03)	-
Total Distributions	(.18)	(.33)	(.31)	(.29)	(.36)	(.36)
Net asset value, end of period	13.39	12.99	13.14	14.82	14.60	14.62
Total Return (%)[b]	4.43[c]	1.49	(9.39)	3.49	2.40	8.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69[d]	.78	.93	.92	.93	.93
Ratio of net expenses to average net assets	.68[d]	.70	.70	.70	.70	.70
Ratio of net investment income to average net assets	2.77[d]	2.56	1.98	1.94	2.31	2.58
Portfolio Turnover Rate	5.31[c]	17.22	14.94	5.65	20.01	17.80
Net Assets, end of period ($ x 1,000)	437,991	443,675	323,799	406,057	405,247	398,068

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 29, 2024		Year Ended August 31,
Class C Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	13.00	13.15	14.82	14.60	14.62	13.84
Investment Operations:
Net investment income[a]	.13	.23	.17	.18	.23	.26
Net realized and unrealized gain (loss) on investments	.39	(.15)	(1.64)	.22	.01	.78
Total from Investment Operations	.52	.08	(1.47)	.40	.24	1.04
Distributions:
Dividends from net investment income	(.13)	(.23)	(.17)	(.18)	(.23)	(.26)
Dividends from net realized gain on investments	-	-	(.03)	-	(.03)	-
Total Distributions	(.13)	(.23)	(.20)	(.18)	(.26)	(.26)
Net asset value, end of period	13.39	13.00	13.15	14.82	14.60	14.62
Total Return (%)[b]	4.02[c]	.64	(10.00)	2.72	1.63	7.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.48[d]	1.56	1.70	1.69	1.70	1.71
Ratio of net expenses to average net assets	1.44[d]	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets	2.00[d]	1.79	1.22	1.20	1.57	1.84
Portfolio Turnover Rate	5.31[c]	17.22	14.94	5.65	20.01	17.80
Net Assets, end of period ($ x 1,000)	5,423	6,104	7,643	11,657	13,753	15,837

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

	Six Months Ended
	February 29, 2024		Year Ended August 31,
Class I Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	13.00	13.15	14.82	14.61	14.63	13.85
Investment Operations:
Net investment income[a]	.20	.36	.31	.32	.37	.40
Net realized and unrealized gain (loss) on investments	.38	(.15)	(1.64)	.21	.01	.78
Total from Investment Operations	.58	.21	(1.33)	.53	.38	1.18
Distributions:
Dividends from net investment income	(.19)	(.36)	(.31)	(.32)	(.37)	(.40)
Dividends from net realized gain on investments	-	-	(.03)	-	(.03)	-
Total Distributions	(.19)	(.36)	(.34)	(.32)	(.40)	(.40)
Net asset value, end of period	13.39	13.00	13.15	14.82	14.61	14.63
Total Return (%)	4.55[b]	1.66	(9.09)	3.68	2.65	8.66
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.44[c]	.53	.68	.67	.68	.68
Ratio of net expenses to average net assets	.43[c]	.45	.45	.45	.45	.45
Ratio of net investment income to average net assets	3.02[c]	2.79	2.20	2.19	2.55	2.83
Portfolio Turnover Rate	5.31[b]	17.22	14.94	5.65	20.01	17.80
Net Assets, end of period ($ x 1,000)	330,721	453,066	501,481	797,982	647,477	462,545

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 29, 2024		Year Ended August 31,
Class Y Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	12.99	13.15	14.82	14.61	14.63	13.85
Investment Operations:
Net investment income[a]	.20	.37	.31	.32	.39	.40
Net realized and unrealized gain (loss) on investments	.40	(.16)	(1.64)	.22	.00[b]	.78
Total from Investment Operations	.60	.21	(1.33)	.54	.39	1.18
Distributions:
Dividends from net investment income	(.20)	(.37)	(.31)	(.33)	(.38)	(.40)
Dividends from net realized gain on investments	-	-	(.03)	-	(.03)	-
Total Distributions	(.20)	(.37)	(.34)	(.33)	(.41)	(.40)
Net asset value, end of period	13.39	12.99	13.15	14.82	14.61	14.63
Total Return (%)	4.58[c]	1.68	(9.08)	3.70	2.72	8.71
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.40[d]	.51	.65	.85	.95	.65
Ratio of net expenses to average net assets	.40[d]	.45	.45	.45	.45	.45
Ratio of net investment income to average net assets	3.05[d]	2.78	2.24	2.20	2.55	2.88
Portfolio Turnover Rate	5.31[c]	17.22	14.94	5.65	20.01	17.80
Net Assets, end of period ($ x 1,000)	110,146	10	21	23	22	1

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended February 29, 2024			Year Ended August 31,
Class Z Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	13.00	13.15	14.83	14.61	14.63	13.85
Investment Operations:
Net investment income[a]	.19	.36	.31	.32	.37	.40
Net realized and unrealized gain (loss) on investments	.40	(.15)	(1.65)	.22	.01	.77
Total from Investment Operations	.59	.21	(1.34)	.54	.38	1.17
Distributions:
Dividends from net investment income	(.19)	(.36)	(.31)	(.32)	(.37)	(.39)
Dividends from net realized gain on investments	-	-	(.03)	-	(.03)	-
Total Distributions	(.19)	(.36)	(.34)	(.32)	(.40)	(.39)
Net asset value, end of period	13.40	13.00	13.15	14.83	14.61	14.63
Total Return (%)	4.58[b]	1.65	(9.18)	3.72	2.63	8.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.54[c]	.53	.70	.69	.69	.69
Ratio of net expenses to average net assets	.53[c]	.46	.49	.48	.48	.47
Ratio of net investment income to average net assets	2.91[c]	2.80	2.20	2.16	2.54	2.82
Portfolio Turnover Rate	5.31[b]	17.22	14.94	5.65	20.01	17.80
Net Assets, end of period ($ x 1,000)	238,408	246,595	125,318	154,558	157,418	171,646

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon AMT-Free Municipal Bond Fund (the “fund”) is a separate diversified series of BNY Mellon Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

As of the close of business on January 27, 2023, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon Connecticut Fund Class A, Class C, Class I, Class Y and Class Z shares were transferred to the fund in a tax free exchange at cost basis for Class A, Class C, Class I, Class Y and Class Z shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of BNY Mellon Connecticut Fund Class A, Class C, Class I, Class Y and Class Z shares received Class A, Class C, Class I, Class Y and Class Z shares, respectively, of the fund, in an amount equal to the aggregate net asset value of their investment in the fund’s Class A, Class C, Class I, Class Y and Class Z shares at the time of the exchange. The net asset value of the fund’s Class A, Class C, Class I, Class Y and Class Z shares on the close of business on January 27, 2023, after the reorganization was $13.33 for Class A, $13.33 for Class C, $13.33 for Class I, $13.33 for Class Y, $13.34 Class Z shares, and a total of 6,295,523 Class A, 53,816 Class C, 1,483,868 Class I, 710 Class Y and 3,882,839 Class Z shares were issued to shareholders of BNY Mellon Connecticut Fund Class A, Class C, Class I, Class Y and Class Z shares in the exchange.

As of the close of business on January 27, 2023, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Board, all of the assets, subject to the liabilities, of BNY Mellon Massachusetts Fund Class A, Class C and Class Z shares were transferred to the fund in a tax free exchange at cost basis for Class A, Class C and Class Z shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of BNY Mellon Massachusetts Fund Class A, Class C and Class Z shares received Class A, Class C and Class Z shares, respectively, of the fund, in an amount equal to the aggregate net asset value of their investment in the fund’s Class A, Class C and Class Z shares at the time of the exchange. The net asset value of the fund’s Class A, Class C and Class Z shares on the close of business on January 27, 2023, after the reorganization was $13.33 for Class A, $13.33 for Class C, $13.34 Class Z shares, and a total of 1,304,822 Class A, 673 Class C and 5,315,001 Class Z shares were issued to shareholders of BNY Mellon Massachusetts Fund Class A, Class C and Class Z shares in the exchange.

As of the close of business on January 27, 2023, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Board, all of the assets, subject to the liabilities, of BNY Mellon Pennsylvania Fund Class A, Class C and Class Z shares were transferred to the fund in a tax free exchange at cost basis for Class A, Class C and Class Z shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of BNY Mellon Pennsylvania Fund Class A, Class C and Class Z shares received Class A, Class C and Class Z shares, respectively, of the fund, in an amount equal to the aggregate net asset value of their investment in the fund’s Class A, Class C and Class Z shares at the time of the exchange. The net asset value of the fund’s Class A, Class C and Class Z shares on the close of business on January 27, 2023, after the reorganization was $13.33 for Class A, $13.33 for Class C, $13.34 Class Z shares, and a total of 4,858,223 Class A, 17,130 Class C and 1,883,128 Class Z shares were issued to shareholders of BNY Mellon Pennsylvania Fund Class A, Class C and Class Z shares in the exchange.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 1.1 billion shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (200 million shares authorized), Class C (200 million shares authorized), Class I (200 million shares authorized), Class Y (100 million shares authorized) and Class Z (400 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Board has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	2,603,184	-	2,603,184
Municipal Securities	-	1,107,241,424	-	1,107,241,424

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended February 29, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 29, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $26,778,617 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2023. The fund has $8,528,569 of short-term capital losses and $18,250,048 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2023 was as follows: tax exempt income $29,484,786. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 29, 2024, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2023 through December 29, 2024 to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. On or after December 29, 2024, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $872 during the period ended February 29, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the the Sub-Adviser a monthly fee at an annual rate of .168% of the value of the fund’s average daily net assets.

During the period ended February 29, 2024, the Distributor retained $284 from commissions earned on sales of the fund’s Class A shares, $281 and $15 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 29, 2024, Class C shares were charged $20,812 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2024, Class A and Class C shares were

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged $539,246 and $6,937, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended February 29, 2024, Class Z shares were charged $132,587 pursuant to the Shareholder Services Plan.

The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 29, 2024, the fund was charged $65,073 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $23,197.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 29, 2024, the fund was charged $9,707 pursuant to the custody agreement. These fees were partially offset by earnings credits of $9,613.

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended February 29, 2024, the fund was charged $3,970 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 29, 2024, the fund was charged $6,976 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $316,641, Distribution Plan fees of $3,232, Shareholder Services Plan fees of $87,682, Custodian fees of $6,800, Chief Compliance Officer fees of $2,103 and Transfer Agent fees of $22,508.

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended February 29, 2024, amounted to $58,742,655 and $111,743,481, respectively.

At February 29, 2024, accumulated net unrealized depreciation on investments was $31,242,886, consisting of $10,540,115 gross unrealized appreciation and $41,783,001 gross unrealized depreciation.

At February 29, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Plan of Reorganization:

At a meeting on October 30-31, 2023, the Board of Directors of the Company approved an Agreement and Plan of Reorganization (the “Agreement”) between the Company, on behalf of the fund, and BNY Mellon Municipal Bond Funds, Inc. (the “Acquired Company”), on behalf of BNY Mellon Municipal Bond Fund (the “Acquired Fund”) to become effective on or about March 8, 2024. The Agreement provided for the transfer of all of the Acquired Fund’s assets to the fund, in a tax-free exchange for Class Z shares of the fund and the assumption by the fund of the stated liabilities of the Acquired Fund, the distribution of Class Z shares of the fund to the shareholders of the Acquired Fund and the subsequent termination of the Acquired Fund as a series of the Acquired Company by the fund. Class Z shares of the fund were then distributed pro rata to the former shareholders of the Acquired Fund based on the relative net asset value per share of the Acquired Fund shares held by them compared to the net asset value per share of the Class Z shares of the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund. The Acquired Fund subsequently ceased operations and was terminated as a series of the Acquired Company (the “Reorganization”). Neither the Agreement nor the Reorganization required the approval of shareholders of either fund.

ADDITIONAL INFORMATION (Unaudited)

UPDATES TO SALES CHARGE REDUCTIONS AND WAIVERS AVAILABLE FROM CERTAIN FINANCIAL INTERMEDIARIES:

The availability of certain sales charge reductions and waivers will depend on whether you purchase fund shares directly from the fund or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales load reductions or waivers or CDSC waivers, which are described in the fund’s prospectus. In all instances, it is the investor’s responsibility to notify the fund or the investor’s financial intermediary at the time of purchase of any relationship or other facts qualifying the investor for sales charge reductions or waivers. For reductions or waivers not available through a particular financial intermediary, investors will have to purchase fund shares directly from the fund or through another financial intermediary to receive these reductions or waivers.

Edward Jones

Clients of Edward D. Jones & Co., L.P. (Edward Jones) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge reductions and waivers, which can differ from the sales charge reductions and waivers described elsewhere in the fund’s prospectus or the SAI or through another financial intermediary. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of BNY Mellon Family of Funds, or other facts qualifying the purchaser for sales charge reductions or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Front-end sales charge reductions on Class A shares purchased on the Edward Jones commission and fee-based platforms

Shareholders purchasing Class A shares of the fund on the Edward Jones commission and fee-based platforms can reduce their initial sales charge in the following ways:

• Transaction size breakpoints, as described in the fund’s prospectus.

• Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts as described in the fund’s prospectus, will be calculated based on the aggregated holdings of shares of funds in the BNY Mellon Family of Funds (except certain money market funds and any assets held in group retirement plans) held by the purchaser or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) and, if grouping assets as a shareholder, includes all share classes of such funds held on the Edward Jones platform and/or held on another platform. Shares of funds in the BNY Mellon Family of Funds may be included in the ROA calculation only if the shareholder notifies Edward Jones about such shares. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level. For purposes of determining the value of a shareholder’s aggregated holdings, eligible shares held will be valued at the higher of their cost minus redemptions or current market value.

ADDITIONAL INFORMATION (Unaudited) (continued)

• Letter of intent (LOI), which allows for breakpoint discounts as described in the fund’s prospectus, based on anticipated purchases of shares of funds in the BNY Mellon Family of Funds purchased over a 13-month period from the date Edward Jones receives the LOI. Eligible shares purchased pursuant to a LOI will be valued at the higher of their cost or current market value for purposes of determining the front-end sales charge and any breakpoint discounts with respect to such share purchases. Each purchase a shareholder makes pursuant to a LOI during the 13-month period will receive the front-end sales charge and breakpoint discount that applies to the total amount indicated in the LOI. Shares of funds in the BNY Mellon Family of Funds may be included in the LOI calculation only if the shareholder notifies Edward Jones about such shares at the time of calculation. Shares purchased before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid by the shareholder. The sales charge will be adjusted if the shareholder does not meet the goal indicated in the LOI. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Front-end sales charge waivers on Class A shares purchased on the Edward Jones commission and fee-based platforms

Shareholders purchasing Class A shares of the fund on the Edward Jones commission and fee-based platforms may purchase Class A shares at NAV without payment of a sales charge as follows:

• shares purchased by associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures)

• shares purchased in an Edward Jones fee-based program

• shares purchased through reinvestment of dividends and capital gains distributions of the fund

• shares purchased from the proceeds of redemptions of shares of a fund in the BNY Mellon Family of Funds, provided that (1) the repurchase occurs within 60 days following the redemption, and (2) the redemption and purchase are made in a share class that charges a front-end sales charge, subject to one of the following conditions being met:

o the redemption and repurchase occur in the same account

o the redemption proceeds are used to process an IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA)

• shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any CDSC due, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the fund’s prospectus

• exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones

• purchases of Class A shares for a 529 plan account through a rollover from either another education savings plan or a security used for qualified distributions

• purchases of Class A shares for a 529 plan account made for recontribution of refunded amounts

CDSC waivers on Class A and C shares purchased on the Edward Jones commission and fee-based platforms

The fund’s CDSC on Class A and C shares may be waived for shares purchased on the Edward Jones commission and fee-based platforms in the following cases:

• redemptions made upon the death or disability of the shareholder

• redemptions made through a systematic withdrawal plan, if such redemptions do not exceed 10% of the value of the account annually

• redemptions made in connection with a return of excess contributions from an IRA account

• redemptions made as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

• redemptions made to pay Edward Jones fees or costs, but only if the redemption is initiated by Edward Jones

• shares exchanged in an Edward Jones fee-based program

• shares acquired through a Right of Reinstatement (as defined above)

• shares redeemed at the discretion of Edward Jones for accounts not meeting Edward Jones’ minimum balance requirements described below

Other important information for clients of Edward Jones who purchase fund shares on the Edward Jones commission and fee-based platforms

Minimum Purchase Amounts

ADDITIONAL INFORMATION (Unaudited) (continued)

• Initial purchase minimum: $250

• Subsequent purchase minimum: none

Minimum Balances

• Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

o A fee-based account held on an Edward Jones platform

o A 529 account held on an Edward Jones platform

o An account with an active systematic investment plan or LOI

Exchanging Share Classes

• At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund. Edward Jones is responsible for any CDSC due, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the fund’s prospectus.

Merrill

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account are eligible only for the following sales load waivers (front-end or CDSC) and discounts, which differ from those disclosed elsewhere in the fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation. Additional information on waivers or discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end sales charge waivers on Class A shares purchased through Merrill

Shareholders purchasing Class A shares of the fund through a Merrill platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

• shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• shares purchased through a Merrill investment advisory program

• brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

• shares purchased through the Merrill Edge Self-Directed platform

• shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

• shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

• shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

• shares purchased by eligible persons associated with the fund as defined in the fund’s prospectus (e.g., the fund’s officers or trustees)

• shares purchased from the proceeds of a mutual fund redemption in front-end load shares, provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

CDSC waivers on Class A and C shares purchased through Merrill

Fund shares purchased through a Merrill platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI:

• shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))

• shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits, as described in the Merrill SLWD Supplement

• shares sold due to return of excess contributions from an IRA account

ADDITIONAL INFORMATION (Unaudited) (continued)

• shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

• front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.

Front-end sales charge reductions on Class A shares purchased through Merrill

Shareholders purchasing Class A shares of the fund through a Merrill platform or account are eligible only for the following sales charge reductions (i.e., discounts), which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Such shareholders can reduce their initial sales charge in the following ways:

• Breakpoint discounts, as described in the fund’s prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.

• Rights of accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.

• Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors (“the Board”) held on October 30-31, 2023, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional general and insured municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional general and insured municipal debt funds (the “Performance Universe”), all for various periods ended

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

August 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional general and insured municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except the one- and two-year periods when the fund’s total return performance was above the Performance Group median, and was above the Performance Universe median for all periods. The Board also considered that the fund’s yield performance was below the Performance Group median for eight of the ten one-year periods ended August 31st and at or above the Performance Universe median for eight of the ten one-year periods ended August 31st. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians during certain periods under review. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in five of the ten calendar years shown. The Board also noted that the fund had a four-star overall rating from Morningstar and a five-star rating for the ten-year period based on Morningstar’s risk-adjusted return measure.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2024 to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceed .45% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s relative performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

This page intentionally left blank.

For More Information

BNY Mellon AMT-Free Municipal Bond Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DMUAX Class C: DMUCX Class I: DMBIX Class Y: DMUYX Class Z: DRMBX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2024 BNY Mellon Securities Corporation 0319SA0224

BNY Mellon High Yield Municipal Bond Fund

SEMI-ANNUAL REPORT February 29, 2024

IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.

If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at www.bnymellonim.com/us and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2023, through February 29, 2024, as provided by Daniel Barton and Jeffrey Burger, Primary Portfolio Managers of Insight North America LLC, sub-adviser.

Market and Fund Performance Overview

For the six-month period ended February 29, 2024, BNY Mellon High Yield Municipal Bond Fund’s (the “fund”) Class A shares achieved a 6.33% total return, Class C shares returned 5.91%, Class I shares returned 6.46%, Class Y shares returned 6.47% and Class Z shares returned 6.40%.1 The fund’s benchmark, the Bloomberg U.S. Municipal Bond Index (the “Index”), which, unlike the fund, does not include securities rated below investment grade, produced a total return of 4.33%.2

Municipal bonds posted gains as they continued to benefit from easing inflation and investor anticipation of interest-rate cuts by the Federal Reserve (the “Fed”). The fund outperformed the Index mainly due to a relatively long duration, an overweight to higher yielding securities and an overweight to revenue bonds.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal. To pursue its goals, the fund normally invests at least 80% of its net assets in municipal bonds that provide income exempt from federal income tax. The fund normally invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds. The fund may invest up to 50% of its assets in higher-quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc.

We focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.

• Actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Market Benefits from Easing Inflation, Anticipated Rate Cuts and Favorable Technicals

The municipal bond market surged late in 2023 as inflation continued to ease, and investors looked increasingly to anticipated interest-rate reductions by the Fed. This resulted in strong inflows to municipal mutual funds, resulting in favorable technical conditions as demand outpaced supply.

Prior to the reporting period, the Fed’s reiteration of its “higher-for-longer” stance caused some turmoil, but a strong rebound began in mid-October 2023 as investors increasingly felt

2

that inflation would continue to trend downward, and that the Fed was likely to begin cutting interest rates sometime in 2024. Strong fundamentals among municipal bond issuers added to the market’s appeal, as did attractive yields.

The surprisingly strong economy, including a robust labor market, bolstered the case that the Fed would achieve a “soft landing” — taming inflation while avoiding a recession or high unemployment. The U.S. economy surprised investors in 2023, growing by a 4.9% annualized rate in the third quarter, followed by a 3.2% annualized rate in the fourth quarter. But it also pushed the likely timetable for rate cuts further out in 2024.

The Fed refrained from raising the federal funds rates during the period, having hiked seven times in 2022 and four more times in 2023. Although inflation continued to trend downward during the period, it remained above the Fed’s 2% target. The core personal consumption expenditures index, which excludes food and energy prices, fell to a 3.8% annualized rate in the third quarter of 2023, followed by 3.2% in the fourth quarter.

But the relative stubbornness of inflation further raised the odds that rate cuts anticipated to occur in early-to-mid 2024 would be postponed. The Consumer Price Index rose in January and February from levels seen in the fourth quarter of 2023. The Producer Price Index, a measure of inflation at the wholesale level, also rose in January and February after edging down in December 2023.

This caused the market to move sideways during the first months of 2024. However, this kept valuations at attractive levels, extending the opportunity for interested investors.

Duration Positioning and Revenue Bonds Bolstered Returns

The fund outperformed the Index during the reporting period, due mostly to its comparatively long duration positioning. The fund’s focus on high yield bonds was also beneficial, as these outperformed the investment grade market. Overweight exposure to certain segments of revenue bonds was a particular benefit. Segments that helped most included hospitals, continuing care and retirement centers, transportation, high yield tobacco and high yield Puerto Rico bonds.

The fund’s performance was hindered by two primary detractors. Investment grade tobacco bonds and investment grade Puerto Rico bonds both detracted somewhat. The fund did not make use of derivatives during the period.

A Sanguine Outlook

We believe that further rate hikes by the Fed are unlikely, and we anticipate that stable or declining rates will provide support to the municipal bond market in 2024. Also, the market’s credit fundamentals remain strong, and valuations continue to be attractive. Technical factors provided support late in 2023, and we believe that will continue in 2024 as supply is likely to remain manageable, and strong flows into mutual funds are likely to continue.

Historically, the municipal bond market has performed well when the Fed has ended a tightening cycle, and an end to tightening remains a likely scenario as 2024 progresses. The presidential election in November 2024 adds some uncertainty to this outlook and is likely to result in issuance earlier in the year than would otherwise be the case. Nevertheless, we will continue to monitor the likely effects of the election and adjust the portfolio as necessary.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

March 15, 2024

1 Total return includes reinvestment of dividends and any capital gains paid. It does not include the maximum initial sales charge in the case of Class A shares, and the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Class I, Class Y and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect an undertaking for the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. through December 29, 2024, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2  Source: Lipper Inc. — The Bloomberg U.S. Municipal Bond Index covers the USD-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon High Yield Municipal Bond Fund from September 1, 2023 to February 29, 2024. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 29, 2024

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.44	$9.47	$4.21	$4.11	$4.77
Ending value (after expenses)	$1,063.30	$1,059.10	$1,064.60	$1,064.70	$1,064.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 29, 2024

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.32	$9.27	$4.12	$4.02	$4.67
Ending value (after expenses)	$1,019.59	$1,015.66	$1,020.79	$1,020.89	$1,020.24
†

Expenses are equal to the fund’s annualized expense ratio of 1.06% for Class A, 1.85% for Class C, .82% for Class I, .80% for Class Y and .93% for Class Z, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
February 29, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,011,443)	3.63	5/20/2033	921,513		867,728

Long-Term Municipal Investments - 103.0%
Alabama - 2.3%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2031	1,000,000		1,055,973
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2027	1,000,000	[a]	1,003,872
Black Belt Energy Gas District, Revenue Bonds, Ser. B	5.25	12/1/2030	1,000,000	[a]	1,084,356
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	1,250,000		1,367,176
Southeast Energy Authority, A Cooperative District, Revenue Bonds (Project No. 2) Ser. B	4.00	12/1/2031	1,000,000	[a]	1,005,282
				5,516,659
Alaska - 1.0%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,500,000		2,323,010
Arizona - 8.8%
Arizona Industrial Development Authority, Revenue Bonds (Academics of Math & Science Project)	5.00	7/1/2054	1,000,000	[b]	929,332
Arizona Industrial Development Authority, Revenue Bonds (Cadence Campus Project) Ser. A	4.00	7/15/2050	1,600,000	[b]	1,262,316
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000		1,614,575
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	6.00	7/1/2051	1,000,000	[b,c]	60,000
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	7.75	7/1/2050	2,725,000	[b,c]	163,500

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Arizona - 8.8% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2038	1,000,000		1,007,503
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.25	11/1/2053	1,000,000		1,069,127
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.25	11/1/2048	1,000,000		1,078,918
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000		1,464,268
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2048	1,600,000		1,568,296
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2036	1,000,000	[b]	1,013,399
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	6.00	7/1/2038	2,250,000	[b]	2,347,011
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)	5.00	7/1/2054	1,000,000	[b]	950,572
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)	5.00	7/1/2049	700,000	[b]	673,691
Tempe Industrial Development Authority, Revenue Bonds, Refunding (Friendship Village of Tempe) Ser. A	4.00	12/1/2046	2,000,000		1,541,988
The Phoenix Arizona Industrial Development Authority, Revenue Bonds (Legacy Traditional Schools Project) Ser. A	6.75	7/1/2044	1,000,000	[b]	1,005,668

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Arizona - 8.8% (continued)
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	2,250,000	[b]	2,164,678
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (Downtown Phoenix Student Housing) Ser. A	5.00	7/1/2042	1,500,000		1,513,734
				21,428,576
Arkansas - 1.1%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	2,650,000		2,747,371
California - 7.1%
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2049	1,805,000		1,760,040
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (Orchard Park) (Insured; Build America Mutual)	4.00	5/15/2046	3,450,000		3,390,096
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2039	1,000,000	[b]	946,455
California Statewide Communities Development Authority, Revenue Bonds (California Baptist University) Ser. A	6.38	11/1/2043	2,000,000	[b]	2,002,544
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.25	12/1/2056	1,000,000	[b]	1,004,636
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2	0.00	6/1/2066	23,000,000	[d]	2,618,153
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2052	1,500,000		1,528,923
Tender Option Bond Trust Receipts (Series 2022-XF3024), (San Francisco City & County, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%	10.04	5/1/2044	4,000,000	[b,e,f]	4,165,125
				17,415,972

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Colorado - 5.4%
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities & Services Obligated Group)	5.00	12/1/2048	1,500,000		1,502,101
Denver International Business Center Metropolitan District No.1, GO, Ser. B	6.00	12/1/2048	1,000,000		1,009,217
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	2,750,000		2,774,558
Hess Ranch Metropolitan District No. 6, GO, Ser. A1	5.00	12/1/2049	1,500,000		1,381,814
Hunters Overlook Metropolitan District No. 5, GO, Ser. A	5.00	12/1/2049	1,000,000		947,326
Hunters Overlook Metropolitan District No. 5, GO, Ser. A	5.00	12/1/2039	878,000		867,790
Rampart Range Metropolitan District No. 5, Revenue Bonds	4.00	12/1/2051	2,000,000		1,494,011
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%	8.94	8/1/2044	2,200,000	[b,e,f]	2,549,472
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	3.25	12/15/2050	640,000		535,064
				13,061,353
Connecticut - .6%
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	1,500,000	[b]	1,513,971
District of Columbia - 2.3%
District of Columbia, Revenue Bonds (Ingleside Rock Creek Project) Ser. A	5.00	7/1/2052	2,000,000		1,738,724
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	4,090,000		3,846,980
				5,585,704
Florida - 4.3%
Florida Development Finance Corp., Revenue Bonds (Miami Arts Charter School Project) Ser. A	5.88	6/15/2034	1,250,000	[b]	1,139,439

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Florida - 4.3% (continued)
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Jacksonville University) Ser. A1	5.00	6/1/2048	1,500,000	[b]	1,379,424
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	2,280,000		2,154,583
Hillsborough County Port District, Revenue Bonds (Tampa Port Authority Project) Ser. B	5.00	6/1/2046	1,000,000		1,020,891
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities Obligated Group) Ser. B	4.00	5/15/2053	1,400,000		970,927
Pinellas County Industrial Development Authority, Revenue Bonds (Foundation for Global Understanding)	5.00	7/1/2039	1,000,000		1,009,233
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	2,000,000		1,605,770
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Vicars Landing Project)	4.00	12/15/2041	500,000		403,329
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Vicars Landing Project)	4.00	12/15/2046	1,000,000		757,361
				10,440,957
Georgia - 3.1%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	1,225,000		1,263,613
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	5.00	1/1/2056	1,000,000		1,020,948

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Georgia - 3.1% (continued)
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%	7.37	7/1/2044	3,180,000	[b,e,f]	3,373,103
Tender Option Bond Trust Receipts (Series 2023-XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3 & 4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%	9.69	1/1/2059	1,850,000	[b,e,f]	1,859,281
				7,516,945
Idaho - 1.0%
Spring Valley Community Infrastructure District No. 1, Special Assessment Bonds	3.75	9/1/2051	3,000,000	[b]	2,360,110
Illinois - 7.6%
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,000,000		1,026,120
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	500,000		521,942
Chicago Board of Education, GO, Ser. A	5.00	12/1/2047	1,500,000		1,505,627
Chicago Board of Education, GO, Ser. D	5.00	12/1/2046	1,000,000		1,002,014
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000		2,031,193
Chicago II, GO, Refunding, Ser. A	6.00	1/1/2038	700,000		733,758
Chicago II Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	1,000,000		1,005,414
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2036	1,145,000		1,286,375
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2045	1,000,000		1,041,483
Illinois, GO, Ser. B	4.50	5/1/2048	500,000		497,769
Illinois Finance Authority, Revenue Bonds, Refunding (Lutheran Life Communities Obligated Group) Ser. A	5.00	11/1/2049	2,100,000		1,652,366
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/2036	1,075,000		1,105,745

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Illinois - 7.6% (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	5.00	6/15/2050	1,000,000		1,028,372
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual)	4.00	10/1/2043	1,000,000		964,405
Tender Option Bond Trust Receipts (Series 2023-XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-recourse, Underlying Coupon Rate 4.00%	4.13	6/1/2048	1,625,000	[b,e,f]	1,587,059
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2030	1,500,000		1,595,054
				18,584,696
Indiana - 1.1%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)	7.00	3/1/2039	3,425,000	[b]	2,598,664
Iowa - 1.1%
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. A	4.00	5/15/2046	3,500,000		2,612,298
Kentucky - .8%
Henderson, Revenue Bonds (Pratt Paper Project) Ser. A	4.70	1/1/2052	850,000	[b]	826,790
Louisville & Jefferson County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group) Ser. D	5.00	10/1/2029	1,000,000	[a]	1,088,569
				1,915,359
Louisiana - .5%
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Tulane University) Ser. A	4.00	4/1/2030	240,000	[g]	257,641
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	[a]	952,065
				1,209,706
Maryland - 1.0%
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	2,375,000		2,417,292

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Massachusetts - .7%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	1,750,000	1,663,183
Michigan - 2.7%
Detroit, GO (Sustainable Bond) Ser. A	5.00	4/1/2046	1,000,000	1,017,857
Detroit, GO, Ser. C	6.00	5/1/2043	500,000	558,293
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C	0.00	6/1/2058	114,680,000	[d] 5,077,732
				6,653,882
Missouri - 2.1%
The Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2036	1,000,000	1,003,200
The Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2042	1,000,000	980,252
The St. Louis Missouri Industrial Development Authority, Revenue Bonds, Refunding (Ballpark Village Development Project) Ser. A	4.75	11/15/2047	2,500,000	1,918,947
The St. Louis Missouri Industrial Development Authority, Tax Allocation Bonds (St. Louis Innovation District Project)	4.38	5/15/2036	1,155,000	1,131,247
				5,033,646
Nevada - 1.1%
North Las Vegas, Special Assessment Bonds (Valley Vista Special Improvement District)	4.63	6/1/2049	930,000	888,493
North Las Vegas, Special Assessment Bonds (Valley Vista Special Improvement District)	4.63	6/1/2043	465,000	455,458
Reno, Revenue Bonds, Refunding, Ser. D	0.00	7/1/2058	13,000,000	[b,d] 1,360,440
				2,704,391
New Hampshire - .3%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	1,000,000	843,507

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
New Jersey - 1.3%
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2039	825,000	[b]	817,980
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	350,000		362,930
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	1,975,000		2,012,626
				3,193,536
New York - 8.9%
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. B	0.00	11/15/2042	10,815,000	[d]	4,429,611
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	2,000,000		1,973,452
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	1,000,000		1,034,057
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2039	2,000,000		2,121,525
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,000,000		1,989,269
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.13	6/30/2060	1,000,000		1,049,059
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C) Non-recourse, Underlying Coupon Rate 4.00%	5.26	11/15/2047	3,000,000	[b,e,f]	2,924,801
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	2,500,000		2,418,919

14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 103.0% (continued)
New York - 8.9% (continued)
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	2,335,000	2,140,321
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)	5.00	7/1/2046	1,700,000	[b] 1,633,578
				21,714,592
North Carolina - 1.8%
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	4,500,000	3,337,865
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	4.00	1/1/2055	1,000,000	968,100
				4,305,965
Ohio - 3.2%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	4,700,000	4,485,482
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group)	5.25	11/1/2047	1,200,000	1,091,161
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	991,023
Franklin County Convention Facilities Authority, Revenue Bonds (GRTR Columbus Convention Center)	5.00	12/1/2044	1,250,000	1,206,590
				7,774,256
Oklahoma - 1.0%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.50	8/15/2057	1,500,000	1,522,077
Tulsa County Industrial Authority, Revenue Bonds, Refunding (Montereau Project)	5.25	11/15/2037	1,000,000	1,007,931
				2,530,008

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Oregon - .9%
Clackamas County Hospital Facility Authority, Revenue Bonds, Refunding (Willamette View Obligated Group) Ser. A	5.00	11/15/2047	1,500,000		1,401,212
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Capital Manor Project)	4.00	5/15/2047	1,000,000		805,798
				2,207,010
Pennsylvania - 3.7%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,500,000	[b]	1,501,101
Chester County Industrial Development Authority, Special Assessment Bonds (Woodlands at Graystone Project)	5.13	3/1/2048	837,000	[b]	802,468
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Project) Ser. A	6.00	6/1/2046	1,000,000		1,015,364
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.25	7/1/2041	1,000,000		947,625
Lancaster Industrial Development Authority, Revenue Bonds, Refunding (Landis Homes Obligated Group)	4.00	7/1/2051	1,500,000		1,128,651
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	2,270,000	[a]	2,067,734
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Sustainable Bond) (Covanta Project)	3.25	8/1/2039	850,000	[b]	630,408
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2033	1,000,000		1,018,382
				9,111,733
Rhode Island - .5%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	1,175,000		1,275,931

16

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
South Dakota - 1.0%
Tender Option Bond Trust Receipts (Series 2022-XF1409), (South Dakota Heath & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-recourse, Underlying Coupon Rate 5.00%	8.87	7/1/2046	2,400,000	[b,e,f]	2,418,014
Texas - 9.6%
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000		1,104,673
Brazos Higher Education Authority, Revenue Bonds, Ser. 1A	5.00	4/1/2027	1,210,000		1,252,759
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. A	5.75	8/15/2045	1,500,000		1,530,809
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	6.13	8/15/2048	2,000,000		2,047,671
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.25	7/1/2053	1,300,000		1,309,393
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. A	6.50	7/15/2030	1,500,000		1,500,888
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	2,250,000	[b]	2,246,366
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminster Manor Project)	5.00	11/1/2040	2,070,000		2,075,988
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminster Project)	4.00	11/1/2055	1,250,000		1,059,292
Port Beaumont Navigation District, Revenue Bonds (Jefferson Gulf Coast Energy)	3.00	1/1/2050	1,000,000	[b]	636,236
San Antonio Education Facilities Corp., Revenue Bonds, Refunding (University of The Incarnate Word)	4.00	4/1/2051	1,750,000		1,451,231

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Texas - 9.6% (continued)
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (MRC Stevenson Oaks Project)	6.75	11/15/2051	1,000,000		921,560
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B	5.50	1/1/2034	1,500,000	[a]	1,666,833
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds	5.50	12/31/2058	2,000,000		2,201,518
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2050	1,000,000		999,985
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	1,500,000		1,505,289
				23,510,491
U.S. Related - 4.4%
Puerto Rico, GO, Ser. A	0.00	7/1/2024	47,047	[d]	46,425
Puerto Rico, GO, Ser. A	0.00	7/1/2033	373,154	[d]	240,514
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	316,303		285,876
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	304,141		282,496
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	260,638		252,990
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	223,696		213,648
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	289,963		284,854
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	1,264,821		1,371,908
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	320,013		338,075
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	305,783		341,508
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2033	4,031,000	[d]	2,819,569
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	4,344,000		4,324,140
				10,802,003
Virginia - 2.6%
Virginia College Building Authority, Revenue Bonds (Sustainable Bond) (Marymount University Project)	5.00	7/1/2045	500,000	[b]	468,793
Virginia College Building Authority, Revenue Bonds, Refunding (Marymount University Project) Ser. A	5.00	7/1/2045	1,000,000	[b]	937,585

18

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Virginia - 2.6% (continued)
Virginia Small Business Financing Authority, Revenue Bonds (Covanta Project)	5.00	7/1/2038	750,000	[a,b]	700,403
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	4,500,000		4,188,756
				6,295,537
Washington - 3.0%
Washington Convention Center Public Facilities District, Revenue Bonds, Ser. B	4.00	7/1/2058	4,000,000		3,553,022
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A	5.00	1/1/2051	1,120,000	[b]	759,267
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A	5.00	1/1/2046	1,680,000	[b]	1,190,269
Washington Housing Finance Commission, Revenue Bonds, Ser. A1	3.50	12/20/2035	1,918,601		1,802,077
				7,304,635
Wisconsin - 5.1%
Public Finance Authority, Revenue Bonds (Appalachian State University Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2045	1,850,000		1,799,258
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,500,000		1,579,568
Public Finance Authority, Revenue Bonds (Roseman University of Health Sciences)	5.00	4/1/2050	1,750,000	[b]	1,727,331
Public Finance Authority, Revenue Bonds (Roseman University of Health Sciences)	5.00	4/1/2030	100,000	[b,g]	112,922
Public Finance Authority, Revenue Bonds (Southminster Obligated Group)	5.00	10/1/2043	2,000,000	[b]	1,883,240
Public Finance Authority, Revenue Bonds (WFCS Portfolio Project) Ser. A1	5.00	1/1/2056	1,000,000	[b]	784,900

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Wisconsin - 5.1% (continued)
Public Finance Authority, Revenue Bonds (WFCS Portfolio Project) Ser. A1	5.00	1/1/2055	2,000,000	[b] 1,607,000
Public Finance Authority, Revenue Bonds, Refunding (Mary's Woods At Marylhurst Obligated Group)	5.25	5/15/2037	625,000	[b] 608,706
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	1,250,000	1,332,489
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2046	1,250,000	1,026,580
				12,461,994
Total Long-Term Municipal Investments (cost $272,413,350)			251,052,957
Total Investments (cost $273,424,793)			103.3%	251,920,685
Liabilities, Less Cash and Receivables			(3.3%)	(8,164,996)
Net Assets			100.0%	243,755,689

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, these securities were valued at $63,628,048 or 26.1% of net assets.

c Non-income producing—security in default.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

f Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

g These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

20

Portfolio Summary (Unaudited) †	Value (%)
Education	15.9
Nursing Homes	15.6
General	14.4
Development	12.0
Tobacco Settlement	8.5
Transportation	8.3
Medical	6.4
Airport	5.8
School District	3.1
Water	3.0
Housing	2.7
General Obligation	2.6
Power	1.7
Multifamily Housing	1.1
Special Tax	1.1
Student Loan	1.0
Prerefunded	.1
103.3

† Based on net assets.

See notes to financial statements.

21

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LOC	Letter of Credit
LR	Lease Revenue	NAN	Note Anticipation Notes
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield	OBFR	Overnight Bank Funding Rate
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RIB	Residual Interest Bonds
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	TAN	Tax Anticipation Notes
TRAN	Tax and Revenue Anticipation Notes	TSFR	Term Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield	U.S. T-BILL	U.S. Treasury Bill
XLCA	XL Capital Assurance

See notes to financial statements.

22

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	273,424,793	251,920,685
Cash		2,240,235
Interest receivable		2,824,698
Receivable for shares of Common Stock subscribed		100,766
Prepaid expenses		50,445
		257,136,829
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		123,912
Payable for inverse floater notes issued—Note 4		12,700,000
Payable for shares of Common Stock redeemed		388,360
Interest and expense payable related to inverse floater notes issued—Note 4		99,140
Directors’ fees and expenses payable		4,113
Other accrued expenses		65,615
		13,381,140
Net Assets ($)		243,755,689
Composition of Net Assets ($):
Paid-in capital		301,274,139
Total distributable earnings (loss)		(57,518,450)
Net Assets ($)		243,755,689

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	82,562,163	5,666,591	118,859,538	1,005,013	35,662,384
Shares Outstanding	7,549,931	518,399	10,887,504	91,924	3,267,162
Net Asset Value Per Share ($)	10.94	10.93	10.92	10.93	10.92

See notes to financial statements.

23

STATEMENT OF OPERATION
Six Months Ended February 29, 2024 (Unaudited)

Investment Income ($):
Interest Income	5,858,088
Expenses:
Management fee—Note 3(a)	526,686
Interest and expense related to inverse floater notes issued—Note 4	253,550
Shareholder servicing costs—Note 3(c)	152,522
Professional fees	45,514
Distribution/Service Plan fees—Note 3(b)	44,575
Registration fees	41,242
Directors’ fees and expenses—Note 3(d)	12,896
Chief Compliance Officer fees—Note 3(c)	6,976
Prospectus and shareholders’ reports	6,370
Loan commitment fees—Note 2	2,791
Custodian fees—Note 3(c)	2,738
Miscellaneous	17,449
Total Expenses	1,113,309
Less—reduction in fees due to earnings credits—Note 3(c)	(5,907)
Net Expenses	1,107,402
Net Investment Income	4,750,686
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(4,035,996)
Net change in unrealized appreciation (depreciation) on investments	12,965,071
Net Realized and Unrealized Gain (Loss) on Investments	8,929,075
Net Increase in Net Assets Resulting from Operations	13,679,761

See notes to financial statements.

24

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations ($):
Net investment income	4,750,686	10,077,442
Net realized gain (loss) on investments	(4,035,996)	(11,309,287)
Net change in unrealized appreciation (depreciation) on investments	12,965,071	(6,605,512)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,679,761	(7,837,357)
Distributions ($):
Distributions to shareholders:
Class A	(1,539,702)	(3,804,963)
Class C	(104,314)	(252,236)
Class I	(2,324,091)	(4,464,196)
Class Y	(24,037)	(76,314)
Class Z	(694,433)	(1,430,315)
Total Distributions	(4,686,577)	(10,028,024)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	19,106,873	23,912,068
Class C	457,764	900,626
Class I	30,996,502	84,345,027
Class Y	91,051	934,456
Class Z	1,540,856	733,770
Distributions reinvested:
Class A	1,378,814	3,487,688
Class C	104,314	252,208
Class I	2,306,087	4,408,045
Class Y	24,018	76,190
Class Z	519,197	1,092,970
Cost of shares redeemed:
Class A	(24,959,291)	(70,061,398)
Class C	(2,681,375)	(3,326,475)
Class I	(43,286,916)	(82,898,811)
Class Y	(824,235)	(1,486,654)
Class Z	(2,600,172)	(6,326,618)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(17,826,513)	(43,956,908)
Total Increase (Decrease) in Net Assets	(8,833,329)	(61,822,289)
Net Assets ($):
Beginning of Period	252,589,018	314,411,307
End of Period	243,755,689	252,589,018

25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Capital Share Transactions (Shares):
Class Aa
Shares sold	1,807,680	2,245,819
Shares issued for distributions reinvested	131,514	330,182
Shares redeemed	(2,375,951)	(6,585,762)
Net Increase (Decrease) in Shares Outstanding	(436,757)	(4,009,761)
Class C
Shares sold	43,724	84,045
Shares issued for distributions reinvested	10,004	23,872
Shares redeemed	(251,879)	(313,396)
Net Increase (Decrease) in Shares Outstanding	(198,151)	(205,479)
Class Ia
Shares sold	2,945,676	7,909,270
Shares issued for distributions reinvested	220,751	417,746
Shares redeemed	(4,220,560)	(7,848,853)
Net Increase (Decrease) in Shares Outstanding	(1,054,133)	478,163
Class Y
Shares sold	8,962	88,310
Shares issued for distributions reinvested	2,305	7,210
Shares redeemed	(78,112)	(135,918)
Net Increase (Decrease) in Shares Outstanding	(66,845)	(40,398)
Class Z
Shares sold	157,097	68,841
Shares issued for distributions reinvested	49,620	103,578
Shares redeemed	(249,072)	(601,098)
Net Increase (Decrease) in Shares Outstanding	(42,355)	(428,679)

[a]	During the period ended August 31, 2023, 31,795 Class A shares representing $333,307 were exchanged for 31,856 Class I shares.
See notes to financial statements.

26

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	February 29, 2024	Year Ended August 31,
(Unaudited)		2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	10.49	11.11	13.23	12.40	12.92	12.49
Investment Operations:
Net investment income [a]	.20	.39	.36	.40	.41	.47
Net realized and unrealized gain (loss) on investments	.45	(.62)	(2.12)	.83	(.51)	.43
Total from Investment Operations	.65	(.23)	(1.76)	1.23	(.10)	.90
Distributions:
Dividends from net investment income	(.20)	(.39)	(.36)	(.40)	(.42)	(.46)
Dividends from net realized gain on investments	-	-	-	-	-	(.01)
Total Distributions	(.20)	(.39)	(.36)	(.40)	(.42)	(.47)
Net asset value, end of period	10.94	10.49	11.11	13.23	12.40	12.92
Total Return (%)[b]	6.33[c]	(2.02)	(13.48)	10.07	(.72)	7.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06[d]	1.01	.85	.85	.92	.86
Ratio of net expenses to average net assets	1.06[d]	1.01	.85	.85	.92	.86
Ratio of interest and expense related to inverse floater notes issued to average net assets	.22[d]	.18	.04	.03	.09	.01
Ratio of net investment income to average net assets	3.95[d]	3.69	2.94	3.10	3.31	3.80
Portfolio Turnover Rate	7.21[c]	17.06	21.25	10.03	69.21	39.68
Net Assets, end of period ($ x 1,000)	82,562	83,755	133,316	150,609	108,054	110,928

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class C Shares	February 29, 2024	Year Ended August 31,
(Unaudited)		2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	10.48	11.11	13.22	12.39	12.92	12.49
Investment Operations:
Net investment income [a]	.17	.31	.27	.30	.32	.38
Net realized and unrealized gain (loss) on investments	.44	(.63)	(2.11)	.83	(.53)	.43
Total from Investment Operations	.61	(.32)	(1.84)	1.13	(.21)	.81
Distributions:
Dividends from net investment income	(.16)	(.31)	(.27)	(.30)	(.32)	(.37)
Dividends from net realized gain on investments	-	-	-	-	-	(.01)
Total Distributions	(.16)	(.31)	(.27)	(.30)	(.32)	(.38)
Net asset value, end of period	10.93	10.48	11.11	13.22	12.39	12.92
Total Return (%)[b]	5.91[c]	(2.88)	(14.09)	9.23	(1.55)	6.62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.85[d]	1.80	1.63	1.62	1.68	1.63
Ratio of net expenses to average net assets	1.85[d]	1.79	1.63	1.62	1.68	1.62
Ratio of interest and expense related to inverse floater notes issued to average net assets	.22[d]	.18	.04	.03	.09	.01
Ratio of net investment income to average net assets	3.17[d]	2.92	2.17	2.33	2.55	3.05
Portfolio Turnover Rate	7.21[c]	17.06	21.25	10.03	69.21	39.68
Net Assets, end of period ($ x 1,000)	5,667	7,511	10,242	14,447	16,167	18,748

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

28

Six Months Ended
Class I Shares	February 29, 2024	Year Ended August 31,
(Unaudited)		2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	10.47	11.09	13.20	12.38	12.90	12.47
Investment Operations:
Net investment income [a]	.22	.42	.39	.43	.43	.50
Net realized and unrealized gain (loss) on investments	.44	(.62)	(2.11)	.82	(.50)	.43
Total from Investment Operations	.66	(.20)	(1.72)	1.25	(.07)	.93
Distributions:
Dividends from net investment income	(.21)	(.42)	(.39)	(.43)	(.45)	(.49)
Dividends from net realized gain on investments	-	-	-	-	-	(.01)
Total Distributions	(.21)	(.42)	(.39)	(.43)	(.45)	(.50)
Net asset value, end of period	10.92	10.47	11.09	13.20	12.38	12.90
Total Return (%)	6.46[b]	(1.81)	(13.24)	10.25	(.49)	7.71
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83[c]	.79	.61	.62	.68	.62
Ratio of net expenses to average net assets	.82[c]	.78	.61	.62	.68	.62
Ratio of interest and expense related to inverse floater notes issued to average net assets	.22[c]	.18	.04	.03	.09	.01
Ratio of net investment income to average net assets	4.18[c]	3.93	3.18	3.33	3.52	4.04
Portfolio Turnover Rate	7.21[b]	17.06	21.25	10.03	69.21	39.68
Net Assets, end of period ($ x 1,000)	118,860	125,017	127,176	168,242	112,713	128,139

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Y Shares	February 29, 2024	Year Ended August 31,
(Unaudited)		2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	10.48	11.11	13.22	12.39	12.91	12.48
Investment Operations:
Net investment income [a]	.21	.42	.39	.43	.45	.51
Net realized and unrealized gain (loss) on investments	.46	(.63)	(2.11)	.83	(.52)	.42
Total from Investment Operations	.67	(.21)	(1.72)	1.26	(.07)	.93
Distributions:
Dividends from net investment income	(.22)	(.42)	(.39)	(.43)	(.45)	(.49)
Dividends from net realized gain on investments	-	-	-	-	-	(.01)
Total Distributions	(.22)	(.42)	(.39)	(.43)	(.45)	(.50)
Net asset value, end of period	10.93	10.48	11.11	13.22	12.39	12.91
Total Return (%)	6.47[b]	(1.86)	(13.20)	10.35	(.47)	7.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81[c]	.75	.57	.60	.67	.59
Ratio of net expenses to average net assets	.80[c]	.75	.57	.60	.67	.59
Ratio of interest and expense related to inverse floater notes issued to average net assets	.22[c]	.18	.04	.03	.09	.01
Ratio of net investment income to average net assets	4.20[c]	3.96	3.20	3.35	3.76	4.10
Portfolio Turnover Rate	7.21[b]	17.06	21.25	10.03	69.21	39.68
Net Assets, end of period ($ x 1,000)	1,005	1,664	2,212	837	709	273

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

30

Six Months Ended
Class Z Shares	February 29, 2024	Year Ended August 31,
(Unaudited)		2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	10.47	11.09	13.20	12.37	12.90	12.47
Investment Operations:
Net investment income [a]	.21	.41	.38	.42	.43	.49
Net realized and unrealized gain (loss) on investments	.45	(.62)	(2.11)	.83	(.52)	.43
Total from Investment Operations	.66	(.21)	(1.73)	1.25	(.09)	.92
Distributions:
Dividends from net investment income	(.21)	(.41)	(.38)	(.42)	(.44)	(.48)
Dividends from net realized gain on investments	-	-	-	-	-	(.01)
Total Distributions	(.21)	(.41)	(.38)	(.42)	(.44)	(.49)
Net asset value, end of period	10.92	10.47	11.09	13.20	12.37	12.90
Total Return (%)	6.40[b]	(1.90)	(13.33)	10.25	(.65)	7.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93[c]	.90	.73	.70	.76	.71
Ratio of net expenses to average net assets	.93[c]	.89	.73	.70	.76	.71
Ratio of interest and expense related to inverse floater notes issued to average net assets	.22[c]	.18	.04	.03	.09	.01
Ratio of net investment income to average net assets	4.08[c]	3.82	3.07	3.25	3.49	3.96
Portfolio Turnover Rate	7.21[b]	17.06	21.25	10.03	69.21	39.68
Net Assets, end of period ($ x 1,000)	35,662	34,642	41,466	53,781	50,938	53,498

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon High Yield Municipal Bond Fund (the “fund”) is a separate diversified series of BNY Mellon Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek high current income exempt from federal income tax. As a secondary goal, the fund may seek capital appreciation to the extent consistent with its primary goal. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include

32

the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and

34

duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	867,728	-	867,728
Municipal Securities	-	251,052,957	-	251,052,957
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	-	(12,700,000)	-	(12,700,000)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.

High Yield Securities Risk: High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute

36

tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 29, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $31,799,346 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2023. The fund has $13,401,155 of short-term capital losses and $18,398,191 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2023 was as follows: tax-exempt income $10,028,024. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 29, 2024, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2023 through December 29, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of Class A, Class C, Class I, Class Y and Class Z shares of the fund (including Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .95%, 1.68%, .68%, .67% and .76%, respectively, of the value of the fund’s average daily net assets. On or after December 29, 2024, the Adviser may terminate this expense limitation at any time. During the period ended February 29, 2024, there was no expense reimbursement pursuant to the Agreement.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .216% of the value of the fund’s average daily net assets.

During the period ended February 29, 2024, the Distributor retained $243 from commissions earned on sales of the fund’s Class A shares and $9,826 and $313 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 29, 2024, Class C shares were charged $25,183 pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class Z shares.

38

During the period ended February 29, 2024, Class Z shares were charged $19,392 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2024, Class A and Class C shares were charged $98,838 and $8,394, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 29, 2024, the fund was charged $9,454 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $3,169.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 29, 2024, the fund was charged $2,738 pursuant to the custody agreement. These fees were offset by earnings credits of $2,738.

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended February 29, 2024,

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund was charged $281 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 29, 2024, the fund was charged $6,976 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $93,958, Distribution Plan fees of $6,386, Shareholder Services Plan fees of $17,588, Custodian fees of $733, Chief Compliance Officer fees of $2,103 and Transfer Agent fees of $3,144.

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended February 29, 2024, amounted to $16,829,333 and $35,053,498, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity

40

facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended February 29, 2024 was approximately $13,163,022, with a related weighted average annualized interest rate of 3.87%.

At February 29, 2024, accumulated net unrealized deppreciation on investments was $21,504,108, consisting of $5,387,243 gross unrealized appreciation and $26,891,351 gross unrealized depreciation.

At February 29, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

41

ADDITIONAL INFORMATION (Unaudited)

UPDATES TO SALES CHARGE REDUCTIONS AND WAIVERS AVAILABLE FROM CERTAIN FINANCIAL INTERMEDIARIES:

The availability of certain sales charge reductions and waivers will depend on whether you purchase fund shares directly from the fund or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales load reductions or waivers or CDSC waivers, which are described in the fund’s prospectus. In all instances, it is the investor’s responsibility to notify the fund or the investor’s financial intermediary at the time of purchase of any relationship or other facts qualifying the investor for sales charge reductions or waivers. For reductions or waivers not available through a particular financial intermediary, investors will have to purchase fund shares directly from the fund or through another financial intermediary to receive these reductions or waivers.

Edward Jones

Clients of Edward D. Jones & Co., L.P. (Edward Jones) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge reductions and waivers, which can differ from the sales charge reductions and waivers described elsewhere in the fund’s prospectus or the SAI or through another financial intermediary. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of BNY Mellon Family of Funds, or other facts qualifying the purchaser for sales charge reductions or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Front-end sales charge reductions on Class A shares purchased on the Edward Jones commission and fee-based platforms

Shareholders purchasing Class A shares of the fund on the Edward Jones commission and fee-based platforms can reduce their initial sales charge in the following ways:

• Transaction size breakpoints, as described in the fund’s prospectus.

• Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts as described in the fund’s prospectus, will be calculated based on the aggregated holdings of shares of funds in the BNY Mellon Family of Funds (except certain money market funds and any assets held in group retirement plans) held by the purchaser or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) and, if grouping assets as a shareholder, includes all share classes of such funds held on the Edward Jones platform and/or held on another platform. Shares of funds in the BNY Mellon Family of Funds may be included in the ROA calculation only if the shareholder notifies Edward Jones about such shares. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level. For purposes of determining the value of a shareholder’s aggregated holdings, eligible shares held will be valued at the higher of their cost minus redemptions or current market value.

42

• Letter of intent (LOI), which allows for breakpoint discounts as described in the fund’s prospectus, based on anticipated purchases of shares of funds in the BNY Mellon Family of Funds purchased over a 13-month period from the date Edward Jones receives the LOI. Eligible shares purchased pursuant to a LOI will be valued at the higher of their cost or current market value for purposes of determining the front-end sales charge and any breakpoint discounts with respect to such share purchases. Each purchase a shareholder makes pursuant to a LOI during the 13-month period will receive the front-end sales charge and breakpoint discount that applies to the total amount indicated in the LOI. Shares of funds in the BNY Mellon Family of Funds may be included in the LOI calculation only if the shareholder notifies Edward Jones about such shares at the time of calculation. Shares purchased before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid by the shareholder. The sales charge will be adjusted if the shareholder does not meet the goal indicated in the LOI. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Front-end sales charge waivers on Class A shares purchased on the Edward Jones commission and fee-based platforms

Shareholders purchasing Class A shares of the fund on the Edward Jones commission and fee-based platforms may purchase Class A shares at NAV without payment of a sales charge as follows:

• shares purchased by associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures)

• shares purchased in an Edward Jones fee-based program

43

ADDITIONAL INFORMATION (Unaudited) (continued)

• shares purchased through reinvestment of dividends and capital gains distributions of the fund

• shares purchased from the proceeds of redemptions of shares of a fund in the BNY Mellon Family of Funds, provided that (1) the repurchase occurs within 60 days following the redemption, and (2) the redemption and purchase are made in a share class that charges a front-end sales charge, subject to one of the following conditions being met:

o the redemption and repurchase occur in the same account

o the redemption proceeds are used to process an IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA)

• shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any CDSC due, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the fund’s prospectus

• exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones

• purchases of Class A shares for a 529 plan account through a rollover from either another education savings plan or a security used for qualified distributions

• purchases of Class A shares for a 529 plan account made for recontribution of refunded amounts

CDSC waivers on Class A and C shares purchased on the Edward Jones commission and fee-based platforms

The fund’s CDSC on Class A and C shares may be waived for shares purchased on the Edward Jones commission and fee-based platforms in the following cases:

• redemptions made upon the death or disability of the shareholder

• redemptions made through a systematic withdrawal plan, if such redemptions do not exceed 10% of the value of the account annually

• redemptions made in connection with a return of excess contributions from an IRA account

• redemptions made as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

44

• redemptions made to pay Edward Jones fees or costs, but only if the redemption is initiated by Edward Jones

• shares exchanged in an Edward Jones fee-based program

• shares acquired through a Right of Reinstatement (as defined above)

• shares redeemed at the discretion of Edward Jones for accounts not meeting Edward Jones’ minimum balance requirements described below

Other important information for clients of Edward Jones who purchase fund shares on the Edward Jones commission and fee-based platforms

Minimum Purchase Amounts

• Initial purchase minimum: $250

• Subsequent purchase minimum: none

Minimum Balances

• Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

o A fee-based account held on an Edward Jones platform

o A 529 account held on an Edward Jones platform

o An account with an active systematic investment plan or LOI

Exchanging Share Classes

• At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund. Edward Jones is responsible for any CDSC due, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the fund’s prospectus.

Merrill

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account are eligible only for the following sales load waivers (front-end or CDSC) and discounts, which differ from those disclosed elsewhere in the fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation. Additional information on waivers

45

ADDITIONAL INFORMATION (Unaudited) (continued)

or discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end sales charge waivers on Class A shares purchased through Merrill

Shareholders purchasing Class A shares of the fund through a Merrill platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

• shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• shares purchased through a Merrill investment advisory program

• brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

• shares purchased through the Merrill Edge Self-Directed platform

• shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

• shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

• shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

• shares purchased by eligible persons associated with the fund as defined in the fund’s prospectus (e.g., the fund’s officers or trustees)

• shares purchased from the proceeds of a mutual fund redemption in front-end load shares, provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the

46

redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

CDSC waivers on Class A and C shares purchased through Merrill

Fund shares purchased through a Merrill platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI:

• shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))

• shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits, as described in the Merrill SLWD Supplement

• shares sold due to return of excess contributions from an IRA account

• shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

• front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.

Front-end sales charge reductions on Class A shares purchased through Merrill

Shareholders purchasing Class A shares of the fund through a Merrill platform or account are eligible only for the following sales charge reductions (i.e., discounts), which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Such shareholders can reduce their initial sales charge in the following ways:

• Breakpoint discounts, as described in the fund’s prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.

• Rights of accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.

47

ADDITIONAL INFORMATION (Unaudited) (continued)

• Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

48

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors (the “Board”) held on October 30-31, 2023, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional high yield municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional high yield municipal debt funds (the “Performance Universe”), all for various periods ended August 31, 2023, and (2)

49

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional high yield municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. They considered that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except the ten-year period when the fund’s total performance was equal to the Performance Group median and was above the Performance Universe median. The Board also considered that the fund’s yield performance was below the Performance Group median for seven of the ten one-year periods ended August 31st and was above the Performance Universe median for eight of the ten one-year periods ended August 31st. The Board considered the relative proximity of the fund’s yield performance to the Performance Group and/or Performance Universe medians in certain periods when the fund’s yield performance was below median. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the portfolio managers are very experienced with an impressive long-term track record and continued to apply a consistent investment strategy. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in seven of the ten calendar years shown.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage

50

of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and slightly lower than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until December 29, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of Class A, Class C, Class I, Class Y and Class Z shares of the fund (including Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .95%, 1.68%, .68%, .67% and .76%, respectively.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies

51

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s long-term relative performance and as compared to the fund’s benchmark index and determined to continue closely monitoring the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and

52

compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

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For More Information

BNY Mellon High Yield Municipal Bond Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DHYAX Class C: DHYCX Class I: DYBIX Class Y: DHYYX Class Z: DHMBX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2024 BNY Mellon Securities Corporation 6165SA0224

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Municipal Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: April 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: April 20, 2024

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: April 22, 2024

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)